FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334
Net Assets	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

NET ASSETS, representing:
Accumulation units	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334
	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

Units outstanding	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638

Portfolio shares held	539,093	772,258	230,189	450,406	1,733,387
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.28	$6.18
Investment in portfolio shares, at cost	$5,390,928	$8,799,243	$6,410,476	$8,972,095	$9,112,643

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$16,389	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	76,004	171,414	235,131	232,057	154,225
NET INVESTMENT INCOME (LOSS)	(59,615)	(171,414)	(235,131)	(232,057)	(154,225)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	442,434	1,717,465	1,110,691	152,661
Net change in unrealized appreciation (depreciation) on investments	—	554,611	2,584,356	(867,162)	530,702
NET GAIN (LOSS) ON INVESTMENTS	—	997,045	4,301,821	243,529	683,363

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(59,615)	$825,631	$4,066,690	$11,472	$529,138
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275
Net Assets	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

NET ASSETS, representing:
Accumulation units	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275
	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

Units outstanding	5,580,935	1,055,977	3,508,456	939,087	613,481

Portfolio shares held	486,203	87,108	242,117	177,978	87,136
Portfolio net asset value per share	$87.66	$48.06	$127.49	$47.76	$17.08
Investment in portfolio shares, at cost	$27,645,809	$1,755,638	$6,041,893	$5,303,176	$1,237,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,685

EXPENSES
Charges for mortality and expense risk,
and for administration	401,305	54,026	383,257	71,250	19,198
NET INVESTMENT INCOME (LOSS)	(401,305)	(54,026)	(383,257)	(71,250)	(11,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	59,773
Net realized gain (loss) on shares redeemed	2,025,717	305,138	5,052,164	235,928	27,621
Net change in unrealized appreciation (depreciation) on investments	4,235,244	195,580	7,178,929	616,237	94,610
NET GAIN (LOSS) ON INVESTMENTS	6,260,961	500,718	12,231,093	852,165	182,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,859,656	$446,692	$11,847,836	$780,915	$170,491
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105
Net Assets	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

NET ASSETS, representing:
Accumulation units	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105
	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

Units outstanding	1,252,136	1,821,168	1,022,069	1,075,255	315,058

Portfolio shares held	213,796	234,267	115,003	120,593	47,098
Portfolio net asset value per share	$26.21	$30.43	$49.35	$38.21	$32.87
Investment in portfolio shares, at cost	$4,942,654	$6,668,185	$3,474,162	$3,897,818	$1,071,147

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$116,962	$89,401	$28,348	$53,787	$10,187

EXPENSES
Charges for mortality and expense risk,
and for administration	70,235	94,555	73,868	55,832	19,634
NET INVESTMENT INCOME (LOSS)	46,727	(5,154)	(45,520)	(2,045)	(9,447)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	118,935	1,542,225	428,574	—	56,157
Net realized gain (loss) on shares redeemed	53,631	168,123	416,600	(26,040)	50,421
Net change in unrealized appreciation (depreciation) on investments	(278,261)	(910,555)	632,508	584,441	96,078
NET GAIN (LOSS) ON INVESTMENTS	(105,695)	799,793	1,477,682	558,401	202,656

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(58,968)	$794,639	$1,432,162	$556,356	$193,209
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814
Net Assets	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

NET ASSETS, representing:
Accumulation units	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814
	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

Units outstanding	1,115,059	368,261	442,289	736,801	433,690

Portfolio shares held	104,555	144,188	115,935	75,117	122,226
Portfolio net asset value per share	$73.81	$11.17	$23.11	$49.83	$9.17
Investment in portfolio shares, at cost	$3,688,092	$1,086,627	$2,181,575	$1,074,416	$1,187,255

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$34,584	$—	$—	$7,101

EXPENSES
Charges for mortality and expense risk,
and for administration	99,334	21,002	32,102	44,583	14,338
NET INVESTMENT INCOME (LOSS)	(99,334)	13,582	(32,102)	(44,583)	(7,237)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	458,860	40,088	308,513	—	28,404
Net realized gain (loss) on shares redeemed	725,192	61,937	5,124	261,433	(43,045)
Net change in unrealized appreciation (depreciation) on investments	792,568	(167,214)	730,062	645,659	113,082
NET GAIN (LOSS) ON INVESTMENTS	1,976,620	(65,189)	1,043,699	907,092	98,441

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,877,286	$(51,607)	$1,011,597	$862,509	$91,204
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871
Net Assets	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

NET ASSETS, representing:
Accumulation units	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871
	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

Units outstanding	201,639	1,745,374	157,136	1,305,421	631,775

Portfolio shares held	7,439	220,622	11,655	295,687	147,216
Portfolio net asset value per share	$71.51	$28.39	$47.78	$27.68	$12.26
Investment in portfolio shares, at cost	$329,570	$3,030,318	$332,546	$2,283,613	$922,474

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$1,666	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,295	84,767	7,702	108,109	25,970
NET INVESTMENT INCOME (LOSS)	(6,295)	(84,767)	(6,036)	(108,109)	(25,970)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	36,973	—	38,969	—	—
Net realized gain (loss) on shares redeemed	36,444	416,200	27,070	949,240	183,600
Net change in unrealized appreciation (depreciation) on investments	63,422	(426,818)	60,874	1,804,112	279,572
NET GAIN (LOSS) ON INVESTMENTS	136,839	(10,618)	126,913	2,753,352	463,172

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$130,544	$(95,385)	$120,877	$2,645,243	$437,202
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369
Net Assets	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

NET ASSETS, representing:
Accumulation units	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369
	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

Units outstanding	1,245,415	10,391,065	4,546,368	2,106,253	721,696

Portfolio shares held	1,980,156	7,280,171	4,648,703	2,863,104	746,241
Portfolio net asset value per share	$14.05	$23.15	$17.58	$11.68	$32.62
Investment in portfolio shares, at cost	$22,670,583	$123,458,155	$66,779,376	$27,838,715	$14,306,906

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	317,269	2,342,112	921,246	353,294	269,249
NET INVESTMENT INCOME (LOSS)	(317,269)	(2,342,112)	(921,246)	(353,294)	(269,249)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,651,574	15,180,762	(4,334,210)	1,513,324	2,371,877
Net change in unrealized appreciation (depreciation) on investments	(2,967,105)	423,640	5,244,176	(618,497)	3,399,142
NET GAIN (LOSS) ON INVESTMENTS	(1,315,531)	15,604,402	909,966	894,827	5,771,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,632,800)	$13,262,290	$(11,280)	$541,533	$5,501,770

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947
Net Assets	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

NET ASSETS, representing:
Accumulation units	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947
	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

Units outstanding	501,304	676,787	2,254,617	1,782,575	1,548,528

Portfolio shares held	404,721	472,888	4,679,233	1,167,545	717,701
Portfolio net asset value per share	$24.15	$29.22	$15.83	$33.17	$84.06
Investment in portfolio shares, at cost	$7,331,589	$10,532,634	$44,361,845	$27,716,522	$34,950,019

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	116,680	155,187	849,966	421,474	762,491
NET INVESTMENT INCOME (LOSS)	(116,680)	(155,187)	(849,966)	(421,474)	(762,491)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(281,398)	(907,552)	8,379,634	(158,653)	12,017,953
Net change in unrealized appreciation (depreciation) on investments	221,908	550,537	9,223,298	103,177	1,272,271
NET GAIN (LOSS) ON INVESTMENTS	(59,490)	(357,015)	17,602,932	(55,476)	13,290,224

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(176,170)	$(512,202)	$16,752,966	$(476,950)	$12,527,733

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454
Net Assets	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

NET ASSETS, representing:
Accumulation units	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454
	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

Units outstanding	774,427	1,603,567	2,574,321	1,093,272	2,755,797

Portfolio shares held	659,685	976,575	2,371,048	863,593	1,256,242
Portfolio net asset value per share	$43.54	$34.67	$11.61	$33.09	$22.02
Investment in portfolio shares, at cost	$17,973,286	$26,109,450	$26,200,729	$23,393,087	$23,074,951

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	322,481	372,024	278,036	324,843	315,529
NET INVESTMENT INCOME (LOSS)	(322,481)	(372,024)	(278,036)	(324,843)	(315,529)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,283,665	(1,003,109)	487,204	576,644	(3,260,468)
Net change in unrealized appreciation (depreciation) on investments	2,003,941	154,647	158,753	(3,141,412)	2,034,706
NET GAIN (LOSS) ON INVESTMENTS	6,287,606	(848,462)	645,957	(2,564,768)	(1,225,762)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,965,125	$(1,220,486)	$367,921	$(2,889,611)	$(1,541,291)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863
Net Assets	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

NET ASSETS, representing:
Accumulation units	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863
	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

Units outstanding	60,620,266	1,528,355	1,750,414	—	9,364,242

Portfolio shares held	31,965,551	1,389,112	781,529	—	8,026,634
Portfolio net asset value per share	$37.71	$27.54	$36.57	$—	$18.58
Investment in portfolio shares, at cost	$795,570,095	$26,123,971	$21,199,036	$—	$114,018,305

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	11/13/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	16,457,051	426,846	350,945	158,705	2,082,356
NET INVESTMENT INCOME (LOSS)	(16,457,051)	(426,846)	(350,945)	(158,705)	(2,082,356)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	109,884,171	3,006,766	257,265	(220,327)	11,000,451
Net change in unrealized appreciation (depreciation) on investments	(2,006,517)	660,327	1,802,979	(557,721)	(6,900,568)
NET GAIN (LOSS) ON INVESTMENTS	107,877,654	3,667,093	2,060,244	(778,048)	4,099,883

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,420,603	$3,240,247	$1,709,299	$(936,753)	$2,017,527

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839
Net Assets	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

NET ASSETS, representing:
Accumulation units	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839
	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

Units outstanding	38,270,208	17,948,957	40,432,198	29,998,214	23,005,944

Portfolio shares held	32,243,071	15,340,708	33,829,363	24,619,964	21,728,291
Portfolio net asset value per share	$24.68	$16.80	$22.89	$19.70	$17.88
Investment in portfolio shares, at cost	$529,062,044	$206,609,804	$502,197,348	$359,886,647	$279,212,387

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,806,927	3,735,616	10,748,563	6,987,611	5,324,414
NET INVESTMENT INCOME (LOSS)	(10,806,927)	(3,735,616)	(10,748,563)	(6,987,611)	(5,324,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,679,157	15,156,980	66,829,924	36,228,946	30,259,601
Net change in unrealized appreciation (depreciation) on investments	4,829,487	(10,288,608)	2,045,554	399,872	(9,447,175)
NET GAIN (LOSS) ON INVESTMENTS	70,508,644	4,868,372	68,875,478	36,628,818	20,812,426

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$59,701,717	$1,132,756	$58,126,915	$29,641,207	$15,488,012
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124
Net Assets	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

NET ASSETS, representing:
Accumulation units	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124
	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

Units outstanding	59,218,690	32,733,264	2,941,444	5,655,035	903,204

Portfolio shares held	57,206,124	27,163,049	1,946,256	53,122,582	430,667
Portfolio net asset value per share	$19.34	$23.94	$64.52	$1.00	$78.72
Investment in portfolio shares, at cost	$857,510,865	$427,651,371	$70,853,625	$53,122,582	$18,134,741

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$50,307	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,900,860	8,930,496	1,364,022	467,204	357,633
NET INVESTMENT INCOME (LOSS)	(14,900,860)	(8,930,496)	(1,364,022)	(416,897)	(357,633)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,217,019	71,105,758	18,887,025	—	3,306,096
Net change in unrealized appreciation (depreciation) on investments	(25,138,819)	(24,359,461)	14,546,395	—	7,396,703
NET GAIN (LOSS) ON INVESTMENTS	23,078,200	46,746,297	33,433,420	—	10,702,799

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,177,340	$37,815,801	$32,069,398	$(416,897)	$10,345,166
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998
Net Assets	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

NET ASSETS, representing:
Accumulation units	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998
	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

Units outstanding	15,205,472	1,158,732	1,291,440	4,906,327	9,361,656

Portfolio shares held	12,548,214	695,002	1,056,062	8,694,633	9,022,237
Portfolio net asset value per share	$15.89	$21.33	$26.96	$9.69	$15.20
Investment in portfolio shares, at cost	$175,631,289	$12,563,700	$18,023,623	$79,360,214	$118,438,821

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,619,329	155,260	286,650	5,926,725	1,649,308
NET INVESTMENT INCOME (LOSS)	(2,619,329)	(155,260)	(286,650)	(5,926,725)	(1,649,308)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,013,883	(435,077)	2,180,371	140,909,247	6,550,606
Net change in unrealized appreciation (depreciation) on investments	347,946	182,167	3,792,759	(2,144,124)	2,330,499
NET GAIN (LOSS) ON INVESTMENTS	13,361,829	(252,910)	5,973,130	138,765,123	8,881,105

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,742,500	$(408,170)	$5,686,480	$132,838,398	$7,231,797
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653
Net Assets	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

NET ASSETS, representing:
Accumulation units	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653
	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

Units outstanding	552,177	2,954,029	1,573,285	24,256,955	12,961,729

Portfolio shares held	643,267	3,160,685	1,436,812	22,616,964	11,677,412
Portfolio net asset value per share	$14.50	$10.25	$25.64	$18.21	$20.38
Investment in portfolio shares, at cost	$7,742,377	$25,233,597	$27,126,988	$290,629,421	$168,214,416

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	109,821	332,976	391,830	5,544,819	3,109,391
NET INVESTMENT INCOME (LOSS)	(109,821)	(332,976)	(391,830)	(5,544,819)	(3,109,391)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	274,691	(1,932,238)	(203,288)	32,567,203	18,344,071
Net change in unrealized appreciation (depreciation) on investments	(487,909)	4,337,868	1,347,408	7,142,803	4,011,857
NET GAIN (LOSS) ON INVESTMENTS	(213,218)	2,405,630	1,144,120	39,710,006	22,355,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(323,039)	$2,072,654	$752,290	$34,165,187	$19,246,537

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$220,059,201	$536,860	$80,593	$315,915	$413,381
Net Assets	$220,059,201	$536,860	$80,593	$315,915	$413,381

NET ASSETS, representing:
Accumulation units	$220,059,201	$536,860	$80,593	$315,915	$413,381
	$220,059,201	$536,860	$80,593	$315,915	$413,381

Units outstanding	14,921,715	15,125	2,988	22,762	12,837

Portfolio shares held	13,216,769	7,050	1,296	7,592	5,478
Portfolio net asset value per share	$16.65	$76.15	$62.19	$41.61	$75.46
Investment in portfolio shares, at cost	$174,055,385	$496,213	$59,136	$212,859	$350,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$517	$1,897	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,947,270	6,009	999	4,090	4,770
NET INVESTMENT INCOME (LOSS)	(2,947,270)	(6,009)	(482)	(2,193)	(4,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	157,500	686	20,622	47,756
Net realized gain (loss) on shares redeemed	11,004,522	10,161	(7,957)	19,099	7,391
Net change in unrealized appreciation (depreciation) on investments	1,662,078	(57,093)	23,862	(44,323)	(5,781)
NET GAIN (LOSS) ON INVESTMENTS	12,666,600	110,568	16,591	(4,602)	49,366

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,719,330	$104,559	$16,109	$(6,795)	$44,596

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$408,033	$111,529	$231,965	$151,362	$86,840
Net Assets	$408,033	$111,529	$231,965	$151,362	$86,840

NET ASSETS, representing:
Accumulation units	$408,033	$111,529	$231,965	$151,362	$86,840
	$408,033	$111,529	$231,965	$151,362	$86,840

Units outstanding	16,987	4,434	12,031	10,418	3,255

Portfolio shares held	4,500	2,339	5,893	2,603	2,375
Portfolio net asset value per share	$90.68	$47.68	$39.36	$58.15	$36.56
Investment in portfolio shares, at cost	$313,185	$92,890	$208,573	$143,836	$78,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$671	$—	$1,038	$2,260	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,742	1,519	3,648	2,041	1,339
NET INVESTMENT INCOME (LOSS)	(4,071)	(1,519)	(2,610)	219	(1,339)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,425	8,761	20,775	4,248	10,105
Net realized gain (loss) on shares redeemed	(21,917)	(23,676)	(56,374)	(21)	(20,030)
Net change in unrealized appreciation (depreciation) on investments	52,418	18,714	15,097	(12,491)	9,928
NET GAIN (LOSS) ON INVESTMENTS	37,926	3,799	(20,502)	(8,264)	3

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,855	$2,280	$(23,112)	$(8,045)	$(1,336)
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$196,347	$25,131	$191,183	$256,168	$217,014
Net Assets	$196,347	$25,131	$191,183	$256,168	$217,014

NET ASSETS, representing:
Accumulation units	$196,347	$25,131	$191,183	$256,168	$217,014
	$196,347	$25,131	$191,183	$256,168	$217,014

Units outstanding	9,974	2,046	10,928	8,034	13,011

Portfolio shares held	4,629	779	5,116	3,317	5,358
Portfolio net asset value per share	$42.42	$32.25	$37.37	$77.23	$40.50
Investment in portfolio shares, at cost	$181,908	$23,821	$214,121	$202,237	$212,630
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$51	$194	$2,884	$—	$2,224

EXPENSES
Charges for mortality and expense risk,
and for administration	2,650	323	2,508	3,347	2,820
NET INVESTMENT INCOME (LOSS)	(2,599)	(129)	376	(3,347)	(596)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,670	—	40,242	21,829	26,559
Net realized gain (loss) on shares redeemed	(38,243)	(1,542)	(2,479)	(6,751)	(20,926)
Net change in unrealized appreciation (depreciation) on investments	6,017	1,753	(41,114)	39,521	(20,416)
NET GAIN (LOSS) ON INVESTMENTS	(8,556)	211	(3,351)	54,599	(14,783)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,155)	$82	$(2,975)	$51,252	$(15,379)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$—	$48,527,289	$11,870,319	$21,509	$688,610
Net Assets	$—	$48,527,289	$11,870,319	$21,509	$688,610

NET ASSETS, representing:
Accumulation units	$—	$48,527,289	$11,870,319	$21,509	$688,610
	$—	$48,527,289	$11,870,319	$21,509	$688,610

Units outstanding	—	1,206,007	921,797	1,191	91,466

Portfolio shares held	—	777,681	740,045	11,627	16,287
Portfolio net asset value per share	$—	$62.40	$16.04	$1.85	$42.28
Investment in portfolio shares, at cost	$—	$29,189,103	$11,603,771	$30,949	$399,417

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020**	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$542	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	107,123	454,775	186,833	358	9,931
NET INVESTMENT INCOME (LOSS)	(107,123)	(454,775)	(186,833)	184	(9,931)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	45,855
Net realized gain (loss) on shares redeemed	337,938	7,130,943	137,429	(21,447)	27,946
Net change in unrealized appreciation (depreciation) on investments	(193,894)	8,868,828	113,046	21,410	146,344
NET GAIN (LOSS) ON INVESTMENTS	144,044	15,999,771	250,475	(37)	220,145

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,921	$15,544,996	$63,642	$147	$210,214

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920
Net Assets	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

NET ASSETS, representing:
Accumulation units	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920
	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

Units outstanding	190,309	4,800,421	10,815,664	4,862	3,603,781

Portfolio shares held	154,163	3,839,200	9,277,955	4,988	3,153,797
Portfolio net asset value per share	$15.10	$21.11	$16.36	$29.48	$14.20
Investment in portfolio shares, at cost	$2,167,557	$60,840,070	$115,840,883	$102,023	$40,245,755

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$919	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	59,073	464,217	2,074,956	2,250	418,669
NET INVESTMENT INCOME (LOSS)	(59,073)	(464,217)	(2,074,956)	(1,331)	(418,669)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	9,967	—
Net realized gain (loss) on shares redeemed	205,154	1,119,433	8,041,498	10,585	1,259,427
Net change in unrealized appreciation (depreciation) on investments	(64,332)	7,529,959	(4,315,425)	5,488	1,126,154
NET GAIN (LOSS) ON INVESTMENTS	140,822	8,649,392	3,726,073	26,040	2,385,581

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,749	$8,185,175	$1,651,117	$24,709	$1,966,912

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
ASSETS
Investment in the portfolios, at fair value	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350
Net Assets	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

NET ASSETS, representing:
Accumulation units	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350
	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

Units outstanding	50,910	5,116,834	109,805	1,175,516	22,282

Portfolio shares held	41,685	4,398,303	102,380	957,122	19,113
Portfolio net asset value per share	$12.93	$19.14	$13.13	$24.27	$12.68
Investment in portfolio shares, at cost	$418,186	$63,333,944	$1,150,900	$18,791,649	$230,345

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,187	1,045,405	7,203	226,200	18,959
NET INVESTMENT INCOME (LOSS)	(12,187)	(1,045,405)	(7,203)	(226,200)	(18,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,577	1,549,843	9,169	408,498	155,122
Net change in unrealized appreciation (depreciation) on investments	25,257	3,890,333	70,953	272,521	(65,699)
NET GAIN (LOSS) ON INVESTMENTS	35,834	5,440,176	80,122	681,019	89,423

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,647	$4,394,771	$72,919	$454,819	$70,464

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$19,093,925	$2,445,519,290	$—	$4,939,712
Net Assets	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

NET ASSETS, representing:
Accumulation units	$—	$19,093,925	$2,445,519,290	$—	$4,939,712
	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

Units outstanding	—	971,933	182,478,928	—	266,663

Portfolio shares held	—	828,729	156,965,295	—	205,564
Portfolio net asset value per share	$—	$23.04	$15.58	$—	$24.03
Investment in portfolio shares, at cost	$—	$15,001,283	$1,805,865,425	$—	$4,055,376

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,450	209,242	43,817,148	10,599	21,772
NET INVESTMENT INCOME (LOSS)	(14,450)	(209,242)	(43,817,148)	(10,599)	(21,772)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	251,338	663,082	13,263,543	463,400	27,742
Net change in unrealized appreciation (depreciation) on investments	(290,291)	(219,950)	264,606,061	(464,422)	485,893
NET GAIN (LOSS) ON INVESTMENTS	(38,953)	443,132	277,869,604	(1,022)	513,635

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(53,403)	$233,890	$234,052,456	$(11,621)	$491,863

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$221,952	$278,302,744	$—	$17,221,255	$22,539,749
Net Assets	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

NET ASSETS, representing:
Accumulation units	$221,952	$278,302,744	$—	$17,221,255	$22,539,749
	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

Units outstanding	17,344	17,091,326	—	1,069,488	1,588,378

Portfolio shares held	15,078	15,452,679	—	994,873	1,450,434
Portfolio net asset value per share	$14.72	$18.01	$—	$17.31	$15.54
Investment in portfolio shares, at cost	$214,995	$209,576,218	$—	$12,299,134	$17,987,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,553	3,222,878	9,127	84,028	111,428
NET INVESTMENT INCOME (LOSS)	(11,553)	(3,222,878)	(9,127)	(84,028)	(111,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,966	(6,131,008)	345,639	233,497	327,998
Net change in unrealized appreciation (depreciation) on investments	(47,696)	25,192,787	(926,367)	2,689,071	1,870,459
NET GAIN (LOSS) ON INVESTMENTS	68,270	19,061,779	(580,728)	2,922,568	2,198,457

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$56,717	$15,838,901	$(589,855)	$2,838,540	$2,087,029

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$—	$—	$—
Net Assets	$—	$—	$—	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—

Units outstanding	—	—	—	—	—

Portfolio shares held	—	—	—	—	—
Portfolio net asset value per share	$—	$—	$—	$—	$—
Investment in portfolio shares, at cost	$—	$—	$—	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,922	6,662	12,377	1,729	6,767
NET INVESTMENT INCOME (LOSS)	(4,922)	(6,662)	(12,377)	(1,729)	(6,767)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(45,915)	(4,221)	485,894	84,992	409,259
Net change in unrealized appreciation (depreciation) on investments	(169,565)	(828,835)	(602,051)	24,407	(481,730)
NET GAIN (LOSS) ON INVESTMENTS	(215,480)	(833,056)	(116,157)	109,399	(72,471)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(220,402)	$(839,718)	$(128,534)	$107,670	$(79,238)

**Date subaccount was no longer available for investment.

\
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$55,185,517	$1,425,981	$—	$—
Net Assets	$—	$55,185,517	$1,425,981	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$55,185,517	$1,425,981	$—	$—
	$—	$55,185,517	$1,425,981	$—	$—

Units outstanding	—	4,164,590	125,920	—	—

Portfolio shares held	—	3,805,898	111,842	—	—
Portfolio net asset value per share	$—	$14.50	$12.75	$—	$—
Investment in portfolio shares, at cost	$—	$43,924,073	$1,271,542	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	11/13/2020**	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,925	668,232	88,947	10,906	5,270
NET INVESTMENT INCOME (LOSS)	(11,925)	(668,232)	(88,947)	(10,906)	(5,270)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	113,049	(2,044,832)	1,091,318	225,713	121,466
Net change in unrealized appreciation (depreciation) on investments	(65,120)	2,885,332	(383,831)	(156,215)	(56,891)
NET GAIN (LOSS) ON INVESTMENTS	47,929	840,500	707,487	69,498	64,575

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,004	$172,268	$618,540	$58,592	$59,305

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$24,090,348	$—	$1,362,323	$—	$7,827,553
Net Assets	$24,090,348	$—	$1,362,323	$—	$7,827,553

NET ASSETS, representing:
Accumulation units	$24,090,348	$—	$1,362,323	$—	$7,827,553
	$24,090,348	$—	$1,362,323	$—	$7,827,553

Units outstanding	2,227,905	—	113,498	—	533,059

Portfolio shares held	1,955,385	—	101,288	—	480,513
Portfolio net asset value per share	$12.32	$—	$13.45	$—	$16.29
Investment in portfolio shares, at cost	$23,787,710	$—	$1,181,028	$—	$6,915,703

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$89,530

EXPENSES
Charges for mortality and expense risk,
and for administration	36,586	7,827	6,770	3,992	36,763
NET INVESTMENT INCOME (LOSS)	(36,586)	(7,827)	(6,770)	(3,992)	52,767

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	424,931
Net realized gain (loss) on shares redeemed	13,099	321,048	(6,171)	108,533	33,553
Net change in unrealized appreciation (depreciation) on investments	230,327	(252,615)	102,016	(73,983)	742,631
NET GAIN (LOSS) ON INVESTMENTS	243,426	68,433	95,845	34,550	1,201,115

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$206,840	$60,606	$89,075	$30,558	$1,253,882

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$2,647,241	$1,648,861	$383,643	$—	$—
Net Assets	$2,647,241	$1,648,861	$383,643	$—	$—

NET ASSETS, representing:
Accumulation units	$2,647,241	$1,648,861	$383,643	$—	$—
	$2,647,241	$1,648,861	$383,643	$—	$—

Units outstanding	208,101	143,889	26,176	—	—

Portfolio shares held	234,477	130,551	26,027	—	—
Portfolio net asset value per share	$11.29	$12.63	$14.74	$12.81	$12.85
Investment in portfolio shares, at cost	$2,413,976	$1,585,512	$285,678	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$78,445	$—	$6,652	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,694	38,180	6,603	3,267	9,190
NET INVESTMENT INCOME (LOSS)	63,751	(38,180)	49	(3,267)	(9,190)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(43,997)	808,745	21,050	152,307	292,777
Net change in unrealized appreciation (depreciation) on investments	50,007	(413,054)	11,220	(92,611)	(96,307)
NET GAIN (LOSS) ON INVESTMENTS	6,010	395,691	32,270	59,696	196,470

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$69,761	$357,511	$32,319	$56,429	$187,280

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437
Net Assets	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

NET ASSETS, representing:
Accumulation units	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437
	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

Units outstanding	6,928,435	759,266	2,971,037	2,107,735	41,591

Portfolio shares held	6,671,592	730,237	2,885,945	2,047,549	40,915
Portfolio net asset value per share	$14.25	$13.10	$14.63	$13.81	$11.84
Investment in portfolio shares, at cost	$71,652,481	$9,077,248	$32,853,423	$23,119,291	$396,066

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,084,711	286,498	474,018	319,702	3,582
NET INVESTMENT INCOME (LOSS)	(1,084,711)	(286,498)	(474,018)	(319,702)	(3,582)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,378,575)	1,164,380	(2,546,773)	(783,544)	(33,846)
Net change in unrealized appreciation (depreciation) on investments	15,358,915	502,797	7,380,556	4,043,685	88,313
NET GAIN (LOSS) ON INVESTMENTS	12,980,340	1,667,177	4,833,783	3,260,141	54,467

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,895,629	$1,380,679	$4,359,765	$2,940,439	$50,885

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$10,389,075	$216,140	$56,355	$1,505,662	$442,517
Net Assets	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

NET ASSETS, representing:
Accumulation units	$10,389,075	$216,140	$56,355	$1,505,662	$442,517
	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

Units outstanding	936,440	16,037	4,158	103,041	29,936

Portfolio shares held	917,763	13,594	2,284	51,652	38,380
Portfolio net asset value per share	$11.32	$15.90	$24.67	$29.15	$11.53
Investment in portfolio shares, at cost	$10,489,348	$203,654	$50,643	$1,384,881	$390,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/2/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$94	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	87,745	179	61	1,794	745
NET INVESTMENT INCOME (LOSS)	(87,745)	(85)	(61)	(1,794)	(745)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	99	—	—	10,621
Net realized gain (loss) on shares redeemed	30,066	1,349	5	705	(833)
Net change in unrealized appreciation (depreciation) on investments	(100,273)	12,486	5,712	120,782	51,824
NET GAIN (LOSS) ON INVESTMENTS	(70,207)	13,934	5,717	121,487	61,612

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(157,952)	$13,849	$5,656	$119,693	$60,867

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$207,358	$122,177	$1,813,686	$517,988	$703,006
Net Assets	$207,358	$122,177	$1,813,686	$517,988	$703,006

NET ASSETS, representing:
Accumulation units	$207,358	$122,177	$1,813,686	$517,988	$703,006
	$207,358	$122,177	$1,813,686	$517,988	$703,006

Units outstanding	12,396	9,411	168,993	43,182	57,842

Portfolio shares held	8,783	3,778	130,858	20,313	20,265
Portfolio net asset value per share	$23.61	$32.34	$13.86	$25.50	$34.69
Investment in portfolio shares, at cost	$174,255	$114,284	$1,790,279	$486,719	$650,092

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$14	$4,353	$4,345	$2,631

EXPENSES
Charges for mortality and expense risk,
and for administration	309	96	3,205	1,019	841
NET INVESTMENT INCOME (LOSS)	(309)	(82)	1,148	3,326	1,790

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	4,335	107	—	5,659	3,112
Net realized gain (loss) on shares redeemed	105	13	4,550	329	366
Net change in unrealized appreciation (depreciation) on investments	33,104	7,893	23,408	31,268	52,914
NET GAIN (LOSS) ON INVESTMENTS	37,544	8,013	27,958	37,256	56,392

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,235	$7,931	$29,106	$40,582	$58,182

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$863,601	$246,199	$246,685	$55,275	$40,117
Net Assets	$863,601	$246,199	$246,685	$55,275	$40,117

NET ASSETS, representing:
Accumulation units	$863,601	$246,199	$246,685	$55,275	$40,117
	$863,601	$246,199	$246,685	$55,275	$40,117

Units outstanding	79,392	22,137	24,352	4,869	3,223

Portfolio shares held	33,139	17,511	21,102	3,381	1,267
Portfolio net asset value per share	$26.06	$14.06	$11.69	$16.35	$31.67
Investment in portfolio shares, at cost	$836,155	$228,394	$246,814	$47,532	$38,317

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$7,341	$2,485	$2,548	$396	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	746	238	178	79	18
NET INVESTMENT INCOME (LOSS)	6,595	2,247	2,370	317	(18)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34	107	—	3,458	1
Net change in unrealized appreciation (depreciation) on investments	27,446	17,805	(128)	7,743	1,800
NET GAIN (LOSS) ON INVESTMENTS	27,480	17,912	(128)	11,201	1,801

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$34,075	$20,159	$2,242	$11,518	$1,783

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$1,917,701	$348,887	$35,992	$248,718	$191,104
Net Assets	$1,917,701	$348,887	$35,992	$248,718	$191,104

NET ASSETS, representing:
Accumulation units	$1,917,701	$348,887	$35,992	$248,718	$191,104
	$1,917,701	$348,887	$35,992	$248,718	$191,104

Units outstanding	156,674	31,538	3,003	20,854	17,016

Portfolio shares held	16,357	6,462	1,548	8,013	6,461
Portfolio net asset value per share	$117.24	$53.99	$23.25	$31.04	$29.58
Investment in portfolio shares, at cost	$1,722,552	$335,123	$30,370	$229,589	$193,029

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$2,312	$90	$—	$1,235

EXPENSES
Charges for mortality and expense risk,
and for administration	1,489	250	54	180	119
NET INVESTMENT INCOME (LOSS)	(1,489)	2,062	36	(180)	1,116

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	11,922
Net realized gain (loss) on shares redeemed	1,295	506	7	294	2
Net change in unrealized appreciation (depreciation) on investments	195,149	13,764	5,622	19,129	(1,925)
NET GAIN (LOSS) ON INVESTMENTS	196,444	14,270	5,629	19,423	9,999

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$194,955	$16,332	$5,665	$19,243	$11,115

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$35,886	$143,393	$174,113	$212,074	$1,553,920
Net Assets	$35,886	$143,393	$174,113	$212,074	$1,553,920

NET ASSETS, representing:
Accumulation units	$35,886	$143,393	$174,113	$212,074	$1,553,920
	$35,886	$143,393	$174,113	$212,074	$1,553,920

Units outstanding	3,189	12,364	15,451	18,598	139,140

Portfolio shares held	3,688	14,268	14,945	10,051	68,636
Portfolio net asset value per share	$9.73	$10.05	$11.65	$21.10	$22.64
Investment in portfolio shares, at cost	$32,142	$145,593	$166,160	$207,589	$1,480,005

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$448	$—	$759	$—	$12,447

EXPENSES
Charges for mortality and expense risk,
and for administration	67	122	123	184	1,193
NET INVESTMENT INCOME (LOSS)	381	(122)	636	(184)	11,254

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	9,198	4,214	9,719	181
Net realized gain (loss) on shares redeemed	4	4	3,050	4	1,926
Net change in unrealized appreciation (depreciation) on investments	3,744	(2,199)	7,954	4,484	73,915
NET GAIN (LOSS) ON INVESTMENTS	3,748	7,003	15,218	14,207	76,022

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,129	$6,881	$15,854	$14,023	$87,276

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,198,712	$1,388,804	$1,640,071	$59,877
Net Assets	$2,198,712	$1,388,804	$1,640,071	$59,877

NET ASSETS, representing:
Accumulation units	$2,198,712	$1,388,804	$1,640,071	$59,877
	$2,198,712	$1,388,804	$1,640,071	$59,877

Units outstanding	200,150	112,248	150,518	5,206

Portfolio shares held	47,051	18,252	42,833	4,448
Portfolio net asset value per share	$46.73	$76.09	$38.29	$13.46
Investment in portfolio shares, at cost	$2,104,589	$1,275,515	$1,618,628	$52,477

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$5,527	$1,036

EXPENSES
Charges for mortality and expense risk,
and for administration	1,864	990	1,234	49
NET INVESTMENT INCOME (LOSS)	(1,864)	(990)	4,293	987

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	967	11,262	16,723	645
Net realized gain (loss) on shares redeemed	(1,961)	1,720	89	5
Net change in unrealized appreciation (depreciation) on investments	94,123	113,289	21,443	7,400
NET GAIN (LOSS) ON INVESTMENTS	93,129	126,271	38,255	8,050

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,265	$125,281	$42,548	$9,037

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(59,615)	$(171,414)	$(235,131)	$(232,057)	$(154,225)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	442,434	1,717,465	1,110,691	152,661
Net change in unrealized appreciation (depreciation) on investments	—	554,611	2,584,356	(867,162)	530,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,615)	825,631	4,066,690	11,472	529,138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	87,046	50,336	13,403	36,780	55,582
Annuity payments	(31,584)	(82,772)	(330,725)	(75,150)	(71,711)
Surrenders, withdrawals and death benefits	(1,784,009)	(1,552,060)	(1,978,565)	(2,330,070)	(1,617,183)
Net transfers between other subaccounts
or fixed rate option	1,642,636	186,802	(366,751)	57,261	50,236
Miscellaneous transactions	(1,474)	(253)	(283)	563	597
Other charges	(5,238)	(3,184)	(7,553)	(15,846)	(10,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,623)	(1,401,131)	(2,670,474)	(2,326,462)	(1,593,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,238)	(575,500)	1,396,216	(2,314,990)	(1,064,028)

NET ASSETS
Beginning of period	5,543,166	12,761,734	17,364,161	19,106,116	11,776,362
End of period	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

Beginning units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883
Units issued	2,169,334	90,886	12,492	133,519	61,860
Units redeemed	(2,238,154)	(554,018)	(627,714)	(859,047)	(346,105)
Ending units	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(401,305)	$(54,026)	$(383,257)	$(71,250)	$(11,513)
Capital gains distributions received	—	—	—	—	59,773
Net realized gain (loss) on shares redeemed	2,025,717	305,138	5,052,164	235,928	27,621
Net change in unrealized appreciation (depreciation) on investments	4,235,244	195,580	7,178,929	616,237	94,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,859,656	446,692	11,847,836	780,915	170,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,289,691	7,984	24,979	1,388,778	4,998
Annuity payments	(209,747)	(15,842)	(628,217)	—	(29,893)
Surrenders, withdrawals and death benefits	(2,717,654)	(509,795)	(3,889,717)	(521,742)	(183,572)
Net transfers between other subaccounts
or fixed rate option	(871,119)	(60,519)	(1,633,112)	(391,162)	(71,364)
Miscellaneous transactions	(946)	17	(17,625)	397	(9,294)
Other charges	(68,972)	(3,066)	(15,603)	(17,671)	(230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,421,253	(581,221)	(6,159,295)	458,600	(289,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,280,909	(134,529)	5,688,541	1,239,515	(118,864)

NET ASSETS
Beginning of period	32,339,637	4,320,959	25,178,992	7,260,713	1,607,139
End of period	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

Beginning units	5,676,245	1,262,884	4,496,474	925,004	747,722
Units issued	1,215,050	11,512	49,521	267,547	35,418
Units redeemed	(1,310,360)	(218,419)	(1,037,539)	(253,464)	(169,659)
Ending units	5,580,935	1,055,977	3,508,456	939,087	613,481
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$46,727	$(5,154)	$(45,520)	$(2,045)	$(9,447)
Capital gains distributions received	118,935	1,542,225	428,574	—	56,157
Net realized gain (loss) on shares redeemed	53,631	168,123	416,600	(26,040)	50,421
Net change in unrealized appreciation (depreciation) on investments	(278,261)	(910,555)	632,508	584,441	96,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(58,968)	794,639	1,432,162	556,356	193,209

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15	3,647	2,959	1,067	1,057
Annuity payments	(141,836)	(53,370)	(116,883)	(75,301)	(53,945)
Surrenders, withdrawals and death benefits	(427,541)	(886,933)	(964,456)	(428,622)	(159,465)
Net transfers between other subaccounts
or fixed rate option	(80,353)	(135,375)	(276,331)	(36,383)	(8,236)
Miscellaneous transactions	(259)	(9,338)	766	600	—
Other charges	(1,007)	(1,444)	(1,068)	(1,065)	(369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(650,981)	(1,082,813)	(1,355,013)	(539,704)	(220,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(709,949)	(288,174)	77,149	16,652	(27,749)

NET ASSETS
Beginning of period	6,313,544	7,416,914	5,598,237	4,591,201	1,575,854
End of period	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

Beginning units	1,407,891	2,126,680	1,321,617	1,226,900	368,759
Units issued	30,023	38,193	5,535	20,834	1,034
Units redeemed	(185,778)	(343,705)	(305,083)	(172,479)	(54,735)
Ending units	1,252,136	1,821,168	1,022,069	1,075,255	315,058
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(99,334)	$13,582	$(32,102)	$(44,583)	$(7,237)
Capital gains distributions received	458,860	40,088	308,513	—	28,404
Net realized gain (loss) on shares redeemed	725,192	61,937	5,124	261,433	(43,045)
Net change in unrealized appreciation (depreciation) on investments	792,568	(167,214)	730,062	645,659	113,082
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,877,286	(51,607)	1,011,597	862,509	91,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,252	5	26,974	220	—
Annuity payments	(5,352)	(43,835)	(4,612)	(83,850)	—
Surrenders, withdrawals and death benefits	(947,689)	(215,573)	(365,661)	(193,484)	(161,677)
Net transfers between other subaccounts
or fixed rate option	(314,073)	32,589	(133,667)	(72,602)	2,135
Miscellaneous transactions	(14,518)	(208)	(155)	133	5
Other charges	(1,604)	(324)	(480)	(454)	(278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,243,984)	(227,346)	(477,601)	(350,037)	(159,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	633,302	(278,953)	533,996	512,472	(68,611)

NET ASSETS
Beginning of period	7,083,922	1,889,528	2,145,256	3,230,596	1,189,425
End of period	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

Beginning units	1,331,254	430,174	540,942	821,087	507,113
Units issued	41,312	13,996	12,204	3,132	7,036
Units redeemed	(257,507)	(75,909)	(110,857)	(87,418)	(80,459)
Ending units	1,115,059	368,261	442,289	736,801	433,690
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,295)	$(84,767)	$(6,036)	$(108,109)	$(25,970)
Capital gains distributions received	36,973	—	38,969	—	—
Net realized gain (loss) on shares redeemed	36,444	416,200	27,070	949,240	183,600
Net change in unrealized appreciation (depreciation) on investments	63,422	(426,818)	60,874	1,804,112	279,572
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,544	(95,385)	120,877	2,645,243	437,202

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,662	—	9,704	1,159
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(66,197)	(698,516)	(59,575)	(753,595)	(232,631)
Net transfers between other subaccounts
or fixed rate option	25,064	51,840	(30,446)	(583,916)	(242,447)
Miscellaneous transactions	—	(435)	(25)	(61)	(125)
Other charges	(62)	(14,542)	(1,029)	(13,867)	(2,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,195)	(649,991)	(91,075)	(1,341,735)	(476,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,349	(745,376)	29,802	1,303,508	(39,638)

NET ASSETS
Beginning of period	442,595	7,008,841	527,065	6,881,101	1,844,509
End of period	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

Beginning units	223,600	1,957,520	193,503	1,596,173	825,908
Units issued	41,240	121,746	612	23,687	3,202
Units redeemed	(63,201)	(333,892)	(36,979)	(314,439)	(197,335)
Ending units	201,639	1,745,374	157,136	1,305,421	631,775
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(317,269)	$(2,342,112)	$(921,246)	$(353,294)	$(269,249)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,651,574	15,180,762	(4,334,210)	1,513,324	2,371,877
Net change in unrealized appreciation (depreciation) on investments	(2,967,105)	423,640	5,244,176	(618,497)	3,399,142
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,632,800)	13,262,290	(11,280)	541,533	5,501,770

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	946,843	1,532,652	1,423,619	2,365,880	378,972
Annuity payments	(105,214)	(3,886)	(11,842)	—	(6,089)
Surrenders, withdrawals and death benefits	(1,601,852)	(9,005,859)	(4,007,890)	(2,126,981)	(1,051,936)
Net transfers between other subaccounts
or fixed rate option	159,581	(3,511,803)	7,028,677	264,015	(1,256,356)
Miscellaneous transactions	3,756	2,192	2,996	2,660	2,364
Other charges	(212,588)	(1,678,982)	(614,884)	(222,200)	(170,260)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(809,474)	(12,665,686)	3,820,676	283,374	(2,103,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,442,274)	596,604	3,809,396	824,907	3,398,465

NET ASSETS
Beginning of period	30,263,469	167,939,344	77,914,802	32,616,152	20,943,904
End of period	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

Beginning units	1,279,393	11,393,534	4,341,700	2,021,819	822,193
Units issued	768,162	5,572,068	3,027,304	981,602	503,100
Units redeemed	(802,140)	(6,574,537)	(2,822,636)	(897,168)	(603,597)
Ending units	1,245,415	10,391,065	4,546,368	2,106,253	721,696

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(116,680)	$(155,187)	$(849,966)	$(421,474)	$(762,491)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(281,398)	(907,552)	8,379,634	(158,653)	12,017,953
Net change in unrealized appreciation (depreciation) on investments	221,908	550,537	9,223,298	103,177	1,272,271
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(176,170)	(512,202)	16,752,966	(476,950)	12,527,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,451	131,927	1,292,960	834,153	740,515
Annuity payments	—	—	(6,125)	—	(24,508)
Surrenders, withdrawals and death benefits	(655,981)	(697,652)	(4,722,482)	(2,040,702)	(4,253,474)
Net transfers between other subaccounts
or fixed rate option	1,224,205	(48,132)	(5,434,571)	2,012,675	(6,972,964)
Miscellaneous transactions	6,516	6,195	1,168	1,439	1,643
Other charges	(72,998)	(100,072)	(551,204)	(269,229)	(482,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	567,193	(707,734)	(9,420,254)	538,336	(10,990,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	391,023	(1,219,936)	7,332,712	61,386	1,536,876

NET ASSETS
Beginning of period	9,382,994	15,037,721	66,739,554	38,666,095	58,793,071
End of period	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

Beginning units	447,919	734,242	2,650,573	1,732,230	1,896,519
Units issued	440,715	620,261	1,246,412	1,211,211	827,670
Units redeemed	(387,330)	(677,716)	(1,642,368)	(1,160,866)	(1,175,661)
Ending units	501,304	676,787	2,254,617	1,782,575	1,548,528
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(322,481)	$(372,024)	$(278,036)	$(324,843)	$(315,529)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,283,665	(1,003,109)	487,204	576,644	(3,260,468)
Net change in unrealized appreciation (depreciation) on investments	2,003,941	154,647	158,753	(3,141,412)	2,034,706
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,965,125	(1,220,486)	367,921	(2,889,611)	(1,541,291)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,333,129	572,532	3,588,435	508,296	186,001
Annuity payments	—	(5,847)	—	—	—
Surrenders, withdrawals and death benefits	(1,482,722)	(1,353,183)	(3,291,668)	(1,444,118)	(1,399,068)
Net transfers between other subaccounts
or fixed rate option	(1,648,548)	2,142,820	2,598,730	(514,785)	3,428,573
Miscellaneous transactions	(1,787)	624	(32)	159	112
Other charges	(190,753)	(250,286)	(169,138)	(223,778)	(219,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,990,681)	1,106,660	2,726,327	(1,674,226)	1,995,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,974,444	(113,826)	3,094,248	(4,563,837)	454,603

NET ASSETS
Beginning of period	24,748,221	33,971,697	24,433,615	33,140,113	27,207,851
End of period	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

Beginning units	808,851	1,556,303	2,325,732	1,169,251	2,633,915
Units issued	452,936	1,279,939	1,589,803	642,277	2,589,581
Units redeemed	(487,360)	(1,232,675)	(1,341,214)	(718,256)	(2,467,699)
Ending units	774,427	1,603,567	2,574,321	1,093,272	2,755,797

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	11/13/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(16,457,051)	$(426,846)	$(350,945)	$(158,705)	$(2,082,356)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	109,884,171	3,006,766	257,265	(220,327)	11,000,451
Net change in unrealized appreciation (depreciation) on investments	(2,006,517)	660,327	1,802,979	(557,721)	(6,900,568)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,420,603	3,240,247	1,709,299	(936,753)	2,017,527

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,774,185	898,603	58,545	570,007	2,830,553
Annuity payments	(180,480)	(5,989)	(5,863)	(5,882)	—
Surrenders, withdrawals and death benefits	(67,903,549)	(1,918,436)	(1,023,607)	(821,513)	(5,723,887)
Net transfers between other subaccounts
or fixed rate option	(12,165,971)	(212,383)	1,392,966	(14,615,687)	344,796
Miscellaneous transactions	52,262	32	2,737	(4,791)	822
Other charges	(12,260,222)	(284,172)	(237,630)	(111,041)	(1,605,043)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(81,683,775)	(1,522,345)	187,148	(14,988,907)	(4,152,759)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,736,828	1,717,902	1,896,447	(15,925,660)	(2,135,232)

NET ASSETS
Beginning of period	1,195,684,088	36,538,250	26,684,084	15,925,660	151,270,095
End of period	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

Beginning units	66,786,868	1,614,585	1,837,297	1,540,933	10,000,155
Units issued	28,030,507	886,370	1,435,994	931,598	5,885,158
Units redeemed	(34,197,109)	(972,600)	(1,522,877)	(2,472,531)	(6,521,071)
Ending units	60,620,266	1,528,355	1,750,414	—	9,364,242

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(10,806,927)	$(3,735,616)	$(10,748,563)	$(6,987,611)	$(5,324,414)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,679,157	15,156,980	66,829,924	36,228,946	30,259,601
Net change in unrealized appreciation (depreciation) on investments	4,829,487	(10,288,608)	2,045,554	399,872	(9,447,175)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	59,701,717	1,132,756	58,126,915	29,641,207	15,488,012

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,469,267	1,486,572	7,653,786	7,619,759	3,223,803
Annuity payments	(476)	(68,213)	(330,520)	(366,568)	(100,660)
Surrenders, withdrawals and death benefits	(34,149,215)	(20,930,808)	(42,512,599)	(40,892,856)	(20,120,386)
Net transfers between other subaccounts
or fixed rate option	3,471,393	6,707,289	(3,387,237)	18,042,172	(792,193)
Miscellaneous transactions	42,908	2,271	28,010	8,764	47,800
Other charges	(7,347,947)	(2,131,310)	(7,285,259)	(4,822,457)	(3,962,068)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,514,070)	(14,934,199)	(45,833,819)	(20,411,186)	(21,703,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,187,647	(13,801,443)	12,293,096	9,230,021	(6,215,692)

NET ASSETS
Beginning of period	763,571,333	271,525,344	762,061,024	475,783,265	394,717,531
End of period	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

Beginning units	41,083,525	19,466,804	43,886,605	31,602,913	25,119,485
Units issued	20,242,519	12,868,463	15,374,791	12,022,854	12,619,210
Units redeemed	(23,055,836)	(14,386,310)	(18,829,198)	(13,627,553)	(14,732,751)
Ending units	38,270,208	17,948,957	40,432,198	29,998,214	23,005,944
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,900,860)	$(8,930,496)	$(1,364,022)	$(416,897)	$(357,633)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,217,019	71,105,758	18,887,025	—	3,306,096
Net change in unrealized appreciation (depreciation) on investments	(25,138,819)	(24,359,461)	14,546,395	—	7,396,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,177,340	37,815,801	32,069,398	(416,897)	10,345,166

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,810,696	4,961,036	5,072,310	7,582,135	766,380
Annuity payments	(9,770)	(183,939)	—	—	—
Surrenders, withdrawals and death benefits	(69,452,002)	(38,316,873)	(6,711,943)	(77,798,047)	(1,920,471)
Net transfers between other subaccounts
or fixed rate option	3,075,589	(6,107,724)	(10,337,558)	100,947,437	(2,992,018)
Miscellaneous transactions	(3,182)	26,093	6,634	(721)	(1,117)
Other charges	(11,511,716)	(6,659,863)	(856,658)	(265,480)	(219,034)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(70,090,385)	(46,281,270)	(12,827,215)	30,465,324	(4,366,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,913,045)	(8,465,469)	19,242,183	30,048,427	5,978,906

NET ASSETS
Beginning of period	1,168,279,487	658,748,852	106,330,247	23,074,155	27,923,218
End of period	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

Beginning units	65,524,882	36,239,627	3,187,195	2,483,844	1,037,796
Units issued	42,155,223	16,320,279	1,475,273	9,836,326	533,015
Units redeemed	(48,461,415)	(19,826,642)	(1,721,024)	(6,665,135)	(667,607)
Ending units	59,218,690	32,733,264	2,941,444	5,655,035	903,204
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,619,329)	$(155,260)	$(286,650)	$(5,926,725)	$(1,649,308)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,013,883	(435,077)	2,180,371	140,909,247	6,550,606
Net change in unrealized appreciation (depreciation) on investments	347,946	182,167	3,792,759	(2,144,124)	2,330,499
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,742,500	(408,170)	5,686,480	132,838,398	7,231,797

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,935,751	284,563	933,350	—	1,775,452
Annuity payments	(70,383)	—	—	(13,742)	—
Surrenders, withdrawals and death benefits	(15,502,947)	(763,991)	(1,559,569)	(19,883,928)	(8,801,039)
Net transfers between other subaccounts
or fixed rate option	10,916,368	811,670	(1,108,708)	(132,899,904)	9,312,905
Miscellaneous transactions	3,262	(50)	(3,002)	(39,662)	34
Other charges	(1,708,414)	(98,786)	(208,677)	(5,501,631)	(1,120,446)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,426,363)	233,406	(1,946,606)	(158,338,867)	1,166,906

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,316,137	(174,764)	3,739,874	(25,500,469)	8,398,703

NET ASSETS
Beginning of period	191,074,981	14,999,156	24,731,561	109,751,462	128,739,295
End of period	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

Beginning units	15,500,039	1,154,347	1,444,099	7,403,926	9,418,388
Units issued	8,824,584	677,975	822,037	246,287,881	5,317,212
Units redeemed	(9,119,151)	(673,590)	(974,696)	(248,785,480)	(5,373,944)
Ending units	15,205,472	1,158,732	1,291,440	4,906,327	9,361,656
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(109,821)	$(332,976)	$(391,830)	$(5,544,819)	$(3,109,391)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	274,691	(1,932,238)	(203,288)	32,567,203	18,344,071
Net change in unrealized appreciation (depreciation) on investments	(487,909)	4,337,868	1,347,408	7,142,803	4,011,857
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(323,039)	2,072,654	752,290	34,165,187	19,246,537

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	354,006	125,124	524,219	2,375,121	2,429,917
Annuity payments	(6,053)	(11,582)	(5,814)	(147,228)	—
Surrenders, withdrawals and death benefits	(352,463)	(1,057,762)	(1,770,063)	(22,863,319)	(9,329,709)
Net transfers between other subaccounts
or fixed rate option	932,706	5,805,763	3,313,126	(3,669,853)	(3,058,883)
Miscellaneous transactions	(400)	933	1,262	15,166	2,966
Other charges	(67,803)	(251,670)	(263,872)	(4,389,787)	(2,441,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	859,993	4,610,806	1,798,858	(28,679,900)	(12,397,100)

TOTAL INCREASE (DECREASE) IN NET ASSETS	536,954	6,683,460	2,551,148	5,485,287	6,849,437

NET ASSETS
Beginning of period	8,790,411	25,713,559	34,288,722	406,369,627	231,136,216
End of period	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

Beginning units	489,964	2,445,952	1,474,662	26,974,702	14,054,368
Units issued	423,265	3,002,967	1,226,310	13,022,233	8,440,199
Units redeemed	(361,052)	(2,494,890)	(1,127,687)	(15,739,980)	(9,532,838)
Ending units	552,177	2,954,029	1,573,285	24,256,955	12,961,729

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,947,270)	$(6,009)	$(482)	$(2,193)	$(4,770)
Capital gains distributions received	—	157,500	686	20,622	47,756
Net realized gain (loss) on shares redeemed	11,004,522	10,161	(7,957)	19,099	7,391
Net change in unrealized appreciation (depreciation) on investments	1,662,078	(57,093)	23,862	(44,323)	(5,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,719,330	104,559	16,109	(6,795)	44,596

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,852,065	30,746	—	—	10,000
Annuity payments	(76,403)	—	—	—	—
Surrenders, withdrawals and death benefits	(11,970,843)	(29,868)	(993)	(325)	(20,301)
Net transfers between other subaccounts
or fixed rate option	987,485	47,557	(6,561)	(12,024)	24,763
Miscellaneous transactions	3,089	—	—	(11)	(5)
Other charges	(2,391,724)	(3,557)	(699)	(2,837)	(3,141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,596,331)	44,878	(8,253)	(15,197)	11,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	(877,001)	149,437	7,856	(21,992)	55,912

NET ASSETS
Beginning of period	220,936,202	387,423	72,737	337,907	357,469
End of period	$220,059,201	$536,860	$80,593	$315,915	$413,381

Beginning units	16,100,311	13,672	3,481	21,881	12,908
Units issued	10,233,798	7,390	2,112	6,923	4,287
Units redeemed	(11,412,394)	(5,937)	(2,605)	(6,042)	(4,358)
Ending units	14,921,715	15,125	2,988	22,762	12,837

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,071)	$(1,519)	$(2,610)	$219	$(1,339)
Capital gains distributions received	7,425	8,761	20,775	4,248	10,105
Net realized gain (loss) on shares redeemed	(21,917)	(23,676)	(56,374)	(21)	(20,030)
Net change in unrealized appreciation (depreciation) on investments	52,418	18,714	15,097	(12,491)	9,928
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,855	2,280	(23,112)	(8,045)	(1,336)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,000	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,995)	(1,524)	(4,589)	—	(1,820)
Net transfers between other subaccounts
or fixed rate option	36,019	(28,112)	(54,160)	23,929	(44,274)
Miscellaneous transactions	—	(20)	(5)	—	(18)
Other charges	(2,906)	(1,049)	(2,227)	(1,234)	(754)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,118	(30,705)	(60,981)	22,695	(46,866)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,973	(28,425)	(84,093)	14,650	(48,202)

NET ASSETS
Beginning of period	352,060	139,954	316,058	136,712	135,042
End of period	$408,033	$111,529	$231,965	$151,362	$86,840

Beginning units	16,860	6,611	16,618	8,688	5,841
Units issued	14,051	3,701	12,927	3,178	1,883
Units redeemed	(13,924)	(5,878)	(17,514)	(1,448)	(4,469)
Ending units	16,987	4,434	12,031	10,418	3,255
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,599)	$(129)	$376	$(3,347)	$(596)
Capital gains distributions received	23,670	—	40,242	21,829	26,559
Net realized gain (loss) on shares redeemed	(38,243)	(1,542)	(2,479)	(6,751)	(20,926)
Net change in unrealized appreciation (depreciation) on investments	6,017	1,753	(41,114)	39,521	(20,416)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,155)	82	(2,975)	51,252	(15,379)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	10,000	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,738)	—	(2,653)	(21,466)	(1,955)
Net transfers between other subaccounts
or fixed rate option	(14,346)	2,297	39,000	(11,790)	(3,540)
Miscellaneous transactions	(14)	—	—	(31)	(36)
Other charges	(1,581)	(228)	(1,595)	(2,518)	(1,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,679)	2,069	34,752	(25,805)	(7,283)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,834)	2,151	31,777	25,447	(22,662)

NET ASSETS
Beginning of period	228,181	22,980	159,406	230,721	239,676
End of period	$196,347	$25,131	$191,183	$256,168	$217,014

Beginning units	11,524	1,902	8,762	9,323	14,127
Units issued	7,000	786	4,737	4,606	7,207
Units redeemed	(8,550)	(642)	(2,571)	(5,895)	(8,323)
Ending units	9,974	2,046	10,928	8,034	13,011
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020**	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(107,123)	$(454,775)	$(186,833)	$184	$(9,931)
Capital gains distributions received	—	—	—	—	45,855
Net realized gain (loss) on shares redeemed	337,938	7,130,943	137,429	(21,447)	27,946
Net change in unrealized appreciation (depreciation) on investments	(193,894)	8,868,828	113,046	21,410	146,344
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,921	15,544,996	63,642	147	210,214

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,349,907	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,882,847)	(1,589,129)	(1,373,806)	(31,763)	(79,096)
Net transfers between other subaccounts
or fixed rate option	(9,075,890)	(52,077)	9,105,956	2,489	—
Miscellaneous transactions	49,863	(175)	58	728	(209)
Other charges	(3,309)	(280,965)	(1,867)	(25)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,912,183)	427,561	7,730,341	(28,571)	(79,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,875,262)	15,972,557	7,793,983	(28,424)	130,909

NET ASSETS
Beginning of period	10,875,262	32,554,732	4,076,336	49,933	557,701
End of period	$—	$48,527,289	$11,870,319	$21,509	$688,610

Beginning units	915,732	1,133,491	322,365	2,849	104,446
Units issued	308,834	838,226	951,643	189	—
Units redeemed	(1,224,566)	(765,710)	(352,211)	(1,847)	(12,980)
Ending units	—	1,206,007	921,797	1,191	91,466

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(59,073)	$(464,217)	$(2,074,956)	$(1,331)	$(418,669)
Capital gains distributions received	—	—	—	9,967	—
Net realized gain (loss) on shares redeemed	205,154	1,119,433	8,041,498	10,585	1,259,427
Net change in unrealized appreciation (depreciation) on investments	(64,332)	7,529,959	(4,315,425)	5,488	1,126,154
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,749	8,185,175	1,651,117	24,709	1,966,912

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,649,102	2,151,629	—	3,810,230
Annuity payments	—	—	(9,451)	—	—
Surrenders, withdrawals and death benefits	(279,488)	(1,860,199)	(8,549,468)	(42,075)	(2,694,267)
Net transfers between other subaccounts
or fixed rate option	(796,067)	(2,619,668)	2,315,120	—	6,369,143
Miscellaneous transactions	(16)	2,461	1,742	282	652
Other charges	(1,030)	(342,632)	(1,575,861)	(11)	(291,809)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,076,601)	6,829,064	(5,666,289)	(41,804)	7,193,949

TOTAL INCREASE (DECREASE) IN NET ASSETS	(994,852)	15,014,239	(4,015,172)	(17,095)	9,160,861

NET ASSETS
Beginning of period	3,322,718	66,031,276	155,802,514	164,146	35,623,059
End of period	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

Beginning units	283,851	4,023,949	11,474,268	6,474	2,968,124
Units issued	177,226	1,247,562	6,636,291	—	1,994,297
Units redeemed	(270,768)	(471,090)	(7,294,895)	(1,612)	(1,358,640)
Ending units	190,309	4,800,421	10,815,664	4,862	3,603,781

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,187)	$(1,045,405)	$(7,203)	$(226,200)	$(18,959)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,577	1,549,843	9,169	408,498	155,122
Net change in unrealized appreciation (depreciation) on investments	25,257	3,890,333	70,953	272,521	(65,699)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,647	4,394,771	72,919	454,819	70,464

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,945,783	170,857	1,126,424	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,109)	(3,343,986)	(53,884)	(1,005,470)	(164,593)
Net transfers between other subaccounts
or fixed rate option	(10,763)	3,705,463	124,565	2,146,084	(761,338)
Miscellaneous transactions	—	(4,090)	81	(412)	3
Other charges	(260)	(875,165)	(5,066)	(147,545)	(237)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,132)	4,428,005	236,553	2,119,081	(926,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,485)	8,822,776	309,472	2,573,900	(855,701)

NET ASSETS
Beginning of period	543,471	75,360,742	1,034,780	20,655,454	1,098,051
End of period	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

Beginning units	53,583	4,961,321	89,112	1,033,296	107,375
Units issued	5,827	4,104,129	31,187	744,062	152,713
Units redeemed	(8,500)	(3,948,616)	(10,494)	(601,842)	(237,806)
Ending units	50,910	5,116,834	109,805	1,175,516	22,282
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,450)	$(209,242)	$(43,817,148)	$(10,599)	$(21,772)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	251,338	663,082	13,263,543	463,400	27,742
Net change in unrealized appreciation (depreciation) on investments	(290,291)	(219,950)	264,606,061	(464,422)	485,893
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,403)	233,890	234,052,456	(11,621)	491,863

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	259,267	578,544	217,146,540	235,892	707,695
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(57,214)	(833,010)	(121,981,437)	(45,575)	(104,362)
Net transfers between other subaccounts
or fixed rate option	(3,305,491)	1,856,053	—	(2,322,930)	2,051,488
Miscellaneous transactions	101	1,344	(6,038)	71	314
Other charges	(8,523)	(128,773)	(264,186)	(4,926)	(11,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,111,860)	1,474,158	94,894,879	(2,137,468)	2,643,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,165,263)	1,708,048	328,947,335	(2,149,089)	3,135,445

NET ASSETS
Beginning of period	3,165,263	17,385,877	2,116,571,955	2,149,089	1,804,267
End of period	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

Beginning units	264,152	893,894	174,543,032	117,637	95,655
Units issued	30,089	652,524	11,935,016	23,690	191,284
Units redeemed	(294,241)	(574,485)	(3,999,120)	(141,327)	(20,276)
Ending units	—	971,933	182,478,928	—	266,663

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(11,553)	$(3,222,878)	$(9,127)	$(84,028)	$(111,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,966	(6,131,008)	345,639	233,497	327,998
Net change in unrealized appreciation (depreciation) on investments	(47,696)	25,192,787	(926,367)	2,689,071	1,870,459
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,717	15,838,901	(589,855)	2,838,540	2,087,029

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,817,350	119,259	840,482	2,373,553
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(111,135)	(3,885,151)	(55,764)	(434,107)	(510,848)
Net transfers between other subaccounts
or fixed rate option	(442,399)	10,517,919	(4,561,736)	3,823,374	2,865,096
Miscellaneous transactions	—	(7,445)	(92)	631	54
Other charges	(202)	(2,941,605)	(7,873)	(76,711)	(104,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(553,736)	17,501,068	(4,506,206)	4,153,669	4,623,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	(497,019)	33,339,969	(5,096,061)	6,992,209	6,710,284

NET ASSETS
Beginning of period	718,971	244,962,775	5,096,061	10,229,046	15,829,465
End of period	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

Beginning units	61,906	16,860,533	389,549	714,650	1,170,474
Units issued	149,044	15,778,814	13,134	463,873	623,274
Units redeemed	(193,606)	(15,548,021)	(402,683)	(109,035)	(205,370)
Ending units	17,344	17,091,326	—	1,069,488	1,588,378

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**

OPERATIONS
Net investment income (loss)	$(4,922)	$(6,662)	$(12,377)	$(1,729)	$(6,767)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(45,915)	(4,221)	485,894	84,992	409,259
Net change in unrealized appreciation (depreciation) on investments	(169,565)	(828,835)	(602,051)	24,407	(481,730)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(220,402)	(839,718)	(128,534)	107,670	(79,238)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,688	192	856	942	38,544
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,783)	(31,799)	(107,946)	(11,502)	(27,852)
Net transfers between other subaccounts
or fixed rate option	(2,596,725)	(3,143,932)	(6,194,146)	(547,923)	(2,032,661)
Miscellaneous transactions	2,447	(6)	32	(20)	(15)
Other charges	(4,352)	(5,880)	(11,928)	(1,625)	(6,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,538,725)	(3,181,425)	(6,313,132)	(560,128)	(2,028,466)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,759,127)	(4,021,143)	(6,441,666)	(452,458)	(2,107,704)

NET ASSETS
Beginning of period	2,759,127	4,021,143	6,441,666	452,458	2,107,704
End of period	$—	$—	$—	$—	$—

Beginning units	273,312	285,089	580,859	49,146	155,093
Units issued	17,480	3,336	3,034	1,004	10,227
Units redeemed	(290,792)	(288,425)	(583,893)	(50,150)	(165,320)
Ending units	—	—	—	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	11/13/2020**	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**

OPERATIONS
Net investment income (loss)	$(11,925)	$(668,232)	$(88,947)	$(10,906)	$(5,270)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	113,049	(2,044,832)	1,091,318	225,713	121,466
Net change in unrealized appreciation (depreciation) on investments	(65,120)	2,885,332	(383,831)	(156,215)	(56,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,004	172,268	618,540	58,592	59,305

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	880,110	1,816,849	—	287,155	90,265
Annuity payments	—	(5,884)	—	—	—
Surrenders, withdrawals and death benefits	(38,520)	(970,736)	(220,382)	(41,774)	(13,286)
Net transfers between other subaccounts
or fixed rate option	(2,768,144)	1,385,737	(9,161,220)	(2,281,944)	(945,039)
Miscellaneous transactions	3,478	11,062	54	(40)	(73)
Other charges	(11,181)	(615,362)	(266)	(10,025)	(5,005)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,934,257)	1,621,666	(9,381,814)	(2,046,628)	(873,138)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,898,253)	1,793,934	(8,763,274)	(1,988,036)	(813,833)

NET ASSETS
Beginning of period	1,898,253	53,391,583	10,189,255	1,988,036	813,833
End of period	$—	$55,185,517	$1,425,981	$—	$—

Beginning units	191,121	4,211,030	977,547	176,306	72,348
Units issued	149,697	3,833,208	239,685	43,040	61,091
Units redeemed	(340,818)	(3,879,648)	(1,091,312)	(219,346)	(133,439)
Ending units	—	4,164,590	125,920	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(36,586)	$(7,827)	$(6,770)	$(3,992)	$52,767
Capital gains distributions received	—	—	—	—	424,931
Net realized gain (loss) on shares redeemed	13,099	321,048	(6,171)	108,533	33,553
Net change in unrealized appreciation (depreciation) on investments	230,327	(252,615)	102,016	(73,983)	742,631
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	206,840	60,606	89,075	30,558	1,253,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	335,476	156,561	217,604	236	1,270,739
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(218,271)	(38,650)	(43,944)	(78,211)	(263,642)
Net transfers between other subaccounts
or fixed rate option	22,933,405	(2,468,386)	20,198	(2,164,222)	266,789
Miscellaneous transactions	(62)	2	396	(6)	515
Other charges	(28,448)	(8,356)	(6,461)	(3,900)	(32,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,022,100	(2,358,829)	187,793	(2,246,103)	1,241,459

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,228,940	(2,298,223)	276,868	(2,215,545)	2,495,341

NET ASSETS
Beginning of period	861,408	2,298,223	1,085,455	2,215,545	5,332,212
End of period	$24,090,348	$—	$1,362,323	$—	$7,827,553

Beginning units	75,864	194,594	94,335	222,461	427,246
Units issued	2,208,627	20,333	28,228	2,597	160,094
Units redeemed	(56,586)	(214,927)	(9,065)	(225,058)	(54,281)
Ending units	2,227,905	—	113,498	—	533,059

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$63,751	$(38,180)	$49	$(3,267)	$(9,190)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(43,997)	808,745	21,050	152,307	292,777
Net change in unrealized appreciation (depreciation) on investments	50,007	(413,054)	11,220	(92,611)	(96,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,761	357,511	32,319	56,429	187,280

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	384,282	—	346	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(191,742)	(202,462)	(82,498)	—	(1,584,635)
Net transfers between other subaccounts
or fixed rate option	(88,714)	(4,044,798)	(50,159)	(1,118,220)	(2,604,439)
Miscellaneous transactions	5,505	103	—	(10)	9
Other charges	(14,087)	(747)	(906)	(128)	(22)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	95,244	(4,247,904)	(133,217)	(1,118,358)	(4,189,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,005	(3,890,393)	(100,898)	(1,061,929)	(4,001,807)

NET ASSETS
Beginning of period	2,482,236	5,539,254	484,541	1,061,929	4,001,807
End of period	$2,647,241	$1,648,861	$383,643	$—	$—

Beginning units	198,648	531,908	36,732	100,738	376,784
Units issued	65,044	254,361	309	868	16,017
Units redeemed	(55,591)	(642,380)	(10,865)	(101,606)	(392,801)
Ending units	208,101	143,889	26,176	—	—

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,084,711)	$(286,498)	$(474,018)	$(319,702)	$(3,582)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,378,575)	1,164,380	(2,546,773)	(783,544)	(33,846)
Net change in unrealized appreciation (depreciation) on investments	15,358,915	502,797	7,380,556	4,043,685	88,313
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,895,629	1,380,679	4,359,765	2,940,439	50,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,927,351	—	10,785,067	7,000,476	859,027
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,083,308)	(1,953,168)	(299,245)	(207,185)	(149)
Net transfers between other subaccounts
or fixed rate option	(952,492)	8,200,687	311,788	423,143	(431,406)
Miscellaneous transactions	1,610	482	4,115	(1,311)	3
Other charges	(958,027)	(5,018)	(402,634)	(233,385)	(2,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,935,134	6,242,983	10,399,091	6,981,738	424,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,830,763	7,623,662	14,758,856	9,922,177	475,861

NET ASSETS
Beginning of period	74,239,429	1,942,445	27,462,520	18,354,476	8,576
End of period	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

Beginning units	6,508,627	173,249	2,254,409	1,561,045	833
Units issued	5,359,739	2,572,707	2,972,953	1,447,284	107,848
Units redeemed	(4,939,931)	(1,986,690)	(2,256,325)	(900,594)	(67,090)
Ending units	6,928,435	759,266	2,971,037	2,107,735	41,591
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/2/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(87,745)	$(85)	$(61)	$(1,794)	$(745)
Capital gains distributions received	—	99	—	—	10,621
Net realized gain (loss) on shares redeemed	30,066	1,349	5	705	(833)
Net change in unrealized appreciation (depreciation) on investments	(100,273)	12,486	5,712	120,782	51,824
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(157,952)	13,849	5,656	119,693	60,867

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	131,501	50,712	916,277	365,953
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(259,745)	(6,025)	—	(1,738)	(4,007)
Net transfers between other subaccounts
or fixed rate option	10,806,878	77,287	(3)	475,465	19,951
Miscellaneous transactions	(24)	(337)	—	(2,710)	360
Other charges	(82)	(135)	(10)	(1,325)	(607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,547,027	202,291	50,699	1,385,969	381,650

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,389,075	216,140	56,355	1,505,662	442,517

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

Beginning units	—	—	—	—	—
Units issued	1,300,965	21,588	4,159	115,171	36,940
Units redeemed	(364,525)	(5,551)	(1)	(12,130)	(7,004)
Ending units	936,440	16,037	4,158	103,041	29,936

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(309)	$(82)	$1,148	$3,326	$1,790
Capital gains distributions received	4,335	107	—	5,659	3,112
Net realized gain (loss) on shares redeemed	105	13	4,550	329	366
Net change in unrealized appreciation (depreciation) on investments	33,104	7,893	23,408	31,268	52,914
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,235	7,931	29,106	40,582	58,182

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,543	114,871	1,223,096	426,557	370,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(994)	(6,358)	(29,287)	(3,620)
Net transfers between other subaccounts
or fixed rate option	98,575	255	569,749	80,437	277,952
Miscellaneous transactions	569	140	63	268	194
Other charges	(216)	(26)	(1,970)	(569)	(584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	170,123	114,246	1,784,580	477,406	644,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,358	122,177	1,813,686	517,988	703,006

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$207,358	$122,177	$1,813,686	$517,988	$703,006

Beginning units	—	—	—	—	—
Units issued	12,452	9,494	251,664	53,032	58,263
Units redeemed	(56)	(83)	(82,671)	(9,850)	(421)
Ending units	12,396	9,411	168,993	43,182	57,842

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$6,595	$2,247	$2,370	$317	$(18)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34	107	—	3,458	1
Net change in unrealized appreciation (depreciation) on investments	27,446	17,805	(128)	7,743	1,800
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	34,075	20,159	2,242	11,518	1,783

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	441,032	143,990	114,204	27,823	35,431
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,495)	(1,428)	(303)	(33,813)	—
Net transfers between other subaccounts
or fixed rate option	406,229	83,504	130,714	49,779	2,606
Miscellaneous transactions	—	—	—	—	308
Other charges	(240)	(26)	(172)	(32)	(11)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	829,526	226,040	244,443	43,757	38,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	863,601	246,199	246,685	55,275	40,117

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$863,601	$246,199	$246,685	$55,275	$40,117

Beginning units	—	—	—	—	—
Units issued	82,178	22,273	24,399	7,907	3,223
Units redeemed	(2,786)	(136)	(47)	(3,038)	(0)(1)
Ending units	79,392	22,137	24,352	4,869	3,223

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,489)	$2,062	$36	$(180)	$1,116
Capital gains distributions received	—	—	—	—	11,922
Net realized gain (loss) on shares redeemed	1,295	506	7	294	2
Net change in unrealized appreciation (depreciation) on investments	195,149	13,764	5,622	19,129	(1,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	194,955	16,332	5,665	19,243	11,115

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	371,976	133,480	30,352	143,950	54,001
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,117)	(2,903)	—	(2,352)	—
Net transfers between other subaccounts
or fixed rate option	1,361,022	203,071	—	87,981	125,829
Miscellaneous transactions	(28)	(898)	—	23	188
Other charges	(1,107)	(195)	(25)	(127)	(29)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,722,746	332,555	30,327	229,475	179,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,917,701	348,887	35,992	248,718	191,104

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,917,701	$348,887	$35,992	$248,718	$191,104

Beginning units	—	—	—	—	—
Units issued	157,872	37,967	3,005	25,640	17,019
Units redeemed	(1,198)	(6,429)	(2)	(4,786)	(3)
Ending units	156,674	31,538	3,003	20,854	17,016

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$381	$(122)	$636	$(184)	$11,254
Capital gains distributions received	—	9,198	4,214	9,719	181
Net realized gain (loss) on shares redeemed	4	4	3,050	4	1,926
Net change in unrealized appreciation (depreciation) on investments	3,744	(2,199)	7,954	4,484	73,915
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,129	6,881	15,854	14,023	87,276

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,760	50,236	145,923	42,524	1,119,689
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(2,981)	—	—
Net transfers between other subaccounts
or fixed rate option	—	86,431	17,554	155,604	347,609
Miscellaneous transactions	—	—	(2,237)	9	(399)
Other charges	(3)	(155)	—	(86)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,757	136,512	158,259	198,051	1,466,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,886	143,393	174,113	212,074	1,553,920

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$35,886	$143,393	$174,113	$212,074	$1,553,920

Beginning units	—	—	—	—	—
Units issued	3,189	12,377	21,907	18,606	144,186
Units redeemed	(0)(1)	(13)	(6,456)	(8)	(5,046)
Ending units	3,189	12,364	15,451	18,598	139,140

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,864)	$(990)	$4,293	$987
Capital gains distributions received	967	11,262	16,723	645
Net realized gain (loss) on shares redeemed	(1,961)	1,720	89	5
Net change in unrealized appreciation (depreciation) on investments	94,123	113,289	21,443	7,400
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,265	125,281	42,548	9,037

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	748,658	161,054	284,674	50,840
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(5,930)	(29,921)	(6,403)	—
Net transfers between other subaccounts
or fixed rate option	1,366,028	1,132,896	1,319,968	—
Miscellaneous transactions	—	325	138	—
Other charges	(1,309)	(831)	(854)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,107,447	1,263,523	1,597,523	50,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,198,712	1,388,804	1,640,071	59,877

NET ASSETS
Beginning of period	—	—	—	—
End of period	$2,198,712	$1,388,804	$1,640,071	$59,877

Beginning units	—	—	—	—
Units issued	205,915	114,829	150,971	5,206
Units redeemed	(5,765)	(2,581)	(453)	—
Ending units	200,150	112,248	150,518	5,206

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$29,044	$(184,240)	$(237,719)	$(273,791)	$(175,874)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,044	1,195,561	3,951,477	3,984,068	1,622,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,463	1,254	38,079	60,573	35,378
Annuity payments	(1,147)	(86,659)	(65,576)	(78,998)	(124,438)
Surrenders, withdrawals and death benefits	(977,941)	(1,866,134)	(1,560,374)	(1,894,956)	(1,225,951)
Net transfers between other subaccounts
or fixed rate option	238,187	121,750	(222,907)	(154,199)	(163,600)
Miscellaneous transactions	(1,460)	160	(6,979)	(5,484)	(133)
Other charges	(5,414)	(3,662)	(8,026)	(19,254)	(13,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,312)	(1,833,291)	(1,825,783)	(2,092,318)	(1,492,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(670,268)	(637,730)	2,125,694	1,891,750	130,829

NET ASSETS
Beginning of period	6,213,434	13,399,464	15,238,467	17,214,366	11,645,533
End of period	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Beginning units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491
Units issued	317,774	159,742	14,201	59,922	30,027
Units redeemed	(989,936)	(805,592)	(480,008)	(634,708)	(320,635)
Ending units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(343,752)	$(60,071)	$(342,503)	$(74,082)	$15,004
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,506,127	1,036,720	6,465,026	1,149,804	348,932

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,719,728	2,084	21,285	1,353,641	—
Annuity payments	(58,980)	(522)	(50,268)	(11,044)	—
Surrenders, withdrawals and death benefits	(2,215,752)	(470,954)	(2,573,872)	(346,209)	(115,355)
Net transfers between other subaccounts
or fixed rate option	1,886,329	(16,433)	(318,698)	123,020	(27,612)
Miscellaneous transactions	7,775	(5,475)	1,333	(303)	(27)
Other charges	(36,843)	(3,255)	(15,136)	(11,992)	(251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,302,257	(494,555)	(2,935,356)	1,107,113	(143,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,808,384	542,165	3,529,670	2,256,917	205,687

NET ASSETS
Beginning of period	20,531,253	3,778,794	21,649,322	5,003,796	1,401,452
End of period	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Beginning units	5,459,734	1,455,883	5,051,540	831,879	821,571
Units issued	1,042,322	11,802	33,790	206,003	10,240
Units redeemed	(825,811)	(204,801)	(588,856)	(112,878)	(84,089)
Ending units	5,676,245	1,262,884	4,496,474	925,004	747,722
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$54,796	$(31,579)	$(48,214)	$21,596	$(8,842)
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,279,653	1,656,897	1,458,666	968,261	384,535

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,071	18,068	13,415	4,381	2,227
Annuity payments	(4,563)	(12,029)	—	—	(11,324)
Surrenders, withdrawals and death benefits	(223,860)	(491,522)	(268,668)	(368,126)	(47,027)
Net transfers between other subaccounts
or fixed rate option	(21,450)	(36,568)	(37,634)	(2,203)	(13,918)
Miscellaneous transactions	365	72	(6)	341	(1)
Other charges	(1,195)	(1,771)	(1,247)	(1,252)	(376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,632)	(523,750)	(294,140)	(366,859)	(70,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,045,021	1,133,147	1,164,526	601,402	314,116

NET ASSETS
Beginning of period	5,268,523	6,283,767	4,433,711	3,989,799	1,261,738
End of period	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Beginning units	1,464,459	2,291,230	1,399,058	1,334,864	387,107
Units issued	13,457	8,570	4,542	32,818	906
Units redeemed	(70,025)	(173,120)	(81,983)	(140,782)	(19,254)
Ending units	1,407,891	2,126,680	1,321,617	1,226,900	368,759
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(91,374)	$12,852	$(29,701)	$(43,617)	$118
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,963,351	400,114	537,495	744,296	323,672

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,468	3,692	1,839	367	1,902
Annuity payments	(4,814)	(24,493)	(1,761)	(85,529)	(58,375)
Surrenders, withdrawals and death benefits	(398,050)	(160,746)	(219,385)	(252,372)	(343,851)
Net transfers between other subaccounts
or fixed rate option	(29,232)	(5,302)	(40,313)	(96,771)	(40,280)
Miscellaneous transactions	147	(20)	(17)	(71)	(17)
Other charges	(1,718)	(381)	(524)	(507)	(309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(429,199)	(187,250)	(260,161)	(434,883)	(440,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,534,152	212,864	277,334	309,413	(117,258)

NET ASSETS
Beginning of period	5,549,770	1,676,664	1,867,922	2,921,183	1,306,683
End of period	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Beginning units	1,420,850	478,153	609,960	945,238	720,713
Units issued	24,043	7,177	5,476	1,567	1,944
Units redeemed	(113,639)	(55,156)	(74,494)	(125,718)	(215,544)
Ending units	1,331,254	430,174	540,942	821,087	507,113
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,776)	$(105,181)	$(6,110)	$(102,359)	$(27,529)
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,442	1,258,689	134,535	1,943,536	469,244

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,201	—	8,767	1,595
Annuity payments	—	(27,586)	—	(27,350)	—
Surrenders, withdrawals and death benefits	(57,102)	(456,594)	(11,748)	(505,036)	(189,472)
Net transfers between other subaccounts
or fixed rate option	4,622	63,475	(7,499)	(211,450)	(59,403)
Miscellaneous transactions	(41)	519	—	(394)	(3,206)
Other charges	(69)	(16,972)	(915)	(13,122)	(2,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,590)	(434,957)	(20,162)	(748,585)	(253,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,852	823,732	114,373	1,194,951	215,769

NET ASSETS
Beginning of period	378,743	6,185,109	412,692	5,686,150	1,628,740
End of period	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Beginning units	253,543	2,086,442	202,010	1,767,575	964,649
Units issued	3,723	54,090	14	12,093	6,943
Units redeemed	(33,666)	(183,012)	(8,521)	(183,495)	(145,684)
Ending units	223,600	1,957,520	193,503	1,596,173	825,908
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(397,916)	$(2,589,552)	$(824,337)	$(400,517)	$(288,154)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,627,709	6,527,845	1,158,500	1,520,573	1,598,983
Net change in unrealized appreciation (depreciation) on investments	5,163,356	15,386,321	7,785,263	2,849,948	4,067,348
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,393,149	19,324,614	8,119,426	3,970,004	5,378,177

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,638,902	4,034,830	1,875,806	2,113,117	629,012
Annuity payments	(6,554)	(63,400)	(3,282)	(17,082)	—
Surrenders, withdrawals and death benefits	(2,528,652)	(10,543,354)	(4,896,703)	(2,718,419)	(1,509,235)
Net transfers between other subaccounts
or fixed rate option	(1,121,742)	9,619,605	59,373,779	969,920	1,745,404
Miscellaneous transactions	(12)	(4,713)	(4,296)	337	(1,697)
Other charges	(243,987)	(1,759,708)	(506,229)	(234,145)	(169,136)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,262,045)	1,283,260	55,839,075	113,728	694,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,131,104	20,607,874	63,958,501	4,083,732	6,072,525

NET ASSETS
Beginning of period	25,132,365	147,331,470	13,956,301	28,532,420	14,871,379
End of period	$30,263,469	$167,939,344	$77,914,802	$32,616,152	$20,943,904

Beginning units	1,359,928	11,258,620	962,348	1,997,465	772,368
Units issued	371,941	1,822,127	4,384,171	557,072	276,497
Units redeemed	(452,476)	(1,687,213)	(1,004,819)	(532,718)	(226,672)
Ending units	1,279,393	11,393,534	4,341,700	2,021,819	822,193
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(140,833)	$(215,823)	$(962,943)	$(527,322)	$(821,027)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	679,524	676,062	6,435,557	2,685,142	6,458,295
Net change in unrealized appreciation (depreciation) on investments	865,907	2,034,267	10,035,850	6,386,953	8,015,083
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,404,598	2,494,506	15,508,464	8,544,773	13,652,351

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,528	256,279	2,136,859	867,363	579,018
Annuity payments	(1,841)	—	(6,926)	(16,993)	—
Surrenders, withdrawals and death benefits	(584,849)	(998,760)	(4,969,556)	(2,705,700)	(4,375,175)
Net transfers between other subaccounts
or fixed rate option	765,877	1,319,141	316,376	1,744,713	3,419,676
Miscellaneous transactions	(809)	789	(1,570)	4,871	(3,191)
Other charges	(79,695)	(120,535)	(565,092)	(313,594)	(481,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	178,211	456,914	(3,089,909)	(419,340)	(861,308)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,582,809	2,951,420	12,418,555	8,125,433	12,791,043

NET ASSETS
Beginning of period	7,800,185	12,086,301	54,320,999	30,540,662	46,002,028
End of period	$9,382,994	$15,037,721	$66,739,554	$38,666,095	$58,793,071

Beginning units	437,242	707,790	2,749,901	1,743,492	1,915,488
Units issued	168,948	270,186	768,820	539,432	526,263
Units redeemed	(158,271)	(243,734)	(868,148)	(550,694)	(545,232)
Ending units	447,919	734,242	2,650,573	1,732,230	1,896,519
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(310,153)	$(463,291)	$(284,445)	$(404,706)	$(377,498)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,289,558	1,611,277	292,470	2,532,387	193,311
Net change in unrealized appreciation (depreciation) on investments	4,486,303	4,235,829	740,847	4,024,636	3,453,620
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,465,708	5,383,815	748,872	6,152,317	3,269,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,217,138	878,026	2,913,015	635,587	499,475
Annuity payments	—	(3,751)	(447,587)	—	—
Surrenders, withdrawals and death benefits	(1,478,341)	(2,543,997)	(2,138,077)	(1,327,482)	(1,783,995)
Net transfers between other subaccounts
or fixed rate option	1,364,320	3,436,589	2,917,421	1,857,633	5,213,608
Miscellaneous transactions	395	(634)	(1,124)	(836)	(964)
Other charges	(180,042)	(279,047)	(161,647)	(247,541)	(235,473)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	923,470	1,487,186	3,082,001	917,361	3,692,651

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,389,178	6,871,001	3,830,873	7,069,678	6,962,084

NET ASSETS
Beginning of period	17,359,043	27,100,696	20,602,742	26,070,435	20,245,767
End of period	$24,748,221	$33,971,697	$24,433,615	$33,140,113	$27,207,851

Beginning units	763,496	1,469,914	2,033,398	1,138,228	2,264,362
Units issued	283,810	428,520	968,234	425,981	1,001,679
Units redeemed	(238,455)	(342,131)	(675,900)	(394,958)	(632,126)
Ending units	808,851	1,556,303	2,325,732	1,169,251	2,633,915

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(17,999,325)	$(490,831)	$(409,104)	$(200,303)	$(2,264,493)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	53,326,646	2,803,043	1,339,988	141,459	4,162,795
Net change in unrealized appreciation (depreciation) on investments	161,726,756	6,115,409	4,586,814	76,278	21,908,929
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,054,077	8,427,621	5,517,698	17,434	23,807,231

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,817,355	862,615	161,560	630,679	7,792,313
Annuity payments	(469,941)	(13,804)	—	(3,480)	(28,053)
Surrenders, withdrawals and death benefits	(81,798,532)	(2,541,113)	(1,618,925)	(873,683)	(7,015,312)
Net transfers between other subaccounts
or fixed rate option	29,443,538	(109,888)	1,733,484	2,078,626	5,983,944
Miscellaneous transactions	23,080	(711)	464	(118)	367
Other charges	(12,712,153)	(301,630)	(251,735)	(133,810)	(1,652,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,696,653)	(2,104,531)	24,848	1,698,214	5,081,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,357,424	6,323,090	5,542,546	1,715,648	28,888,433

NET ASSETS
Beginning of period	1,037,326,664	30,215,160	21,141,538	14,210,012	122,381,662
End of period	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660	$151,270,095

Beginning units	68,595,679	1,709,504	1,837,554	1,383,930	9,607,346
Units issued	6,701,187	374,183	635,859	441,475	1,422,698
Units redeemed	(8,509,998)	(469,102)	(636,116)	(284,472)	(1,029,889)
Ending units	66,786,868	1,614,585	1,837,297	1,540,933	10,000,155
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(11,611,844)	$(4,402,472)	$(11,671,327)	$(7,440,780)	$(5,963,683)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	37,774,123	8,598,652	44,923,541	24,904,851	16,321,510
Net change in unrealized appreciation (depreciation) on investments	103,541,916	28,728,910	84,094,280	38,779,182	51,485,967
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	129,704,195	32,925,090	117,346,494	56,243,253	61,843,794

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,603,646	2,870,646	25,589,431	16,693,455	10,014,978
Annuity payments	(144,213)	(84,242)	(816,431)	(179,441)	(169,528)
Surrenders, withdrawals and death benefits	(39,627,479)	(16,545,747)	(59,519,053)	(47,992,500)	(26,828,233)
Net transfers between other subaccounts
or fixed rate option	36,831,132	32,403,786	19,003,861	22,142,242	18,908,601
Miscellaneous transactions	(8,915)	(4,753)	(2,506)	(14,881)	8,497
Other charges	(7,368,963)	(2,357,899)	(7,432,994)	(4,867,838)	(4,196,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,285,208	16,281,791	(23,177,692)	(14,218,963)	(2,262,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,989,403	49,206,881	94,168,802	42,024,290	59,581,508

NET ASSETS
Beginning of period	621,581,930	222,318,463	667,892,222	433,758,975	335,136,023
End of period	$763,571,333	$271,525,344	$762,061,024	$475,783,265	$394,717,531

Beginning units	40,024,703	18,240,805	44,994,875	32,523,557	25,093,495
Units issued	6,750,491	4,509,526	5,864,422	5,579,393	3,470,965
Units redeemed	(5,691,669)	(3,283,527)	(6,972,692)	(6,500,037)	(3,444,975)
Ending units	41,083,525	19,466,804	43,886,605	31,602,913	25,119,485
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(17,738,143)	$(9,920,296)	$(1,427,507)	$109,422	$(397,776)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,575,694	32,285,111	11,282,186	—	2,347,320
Net change in unrealized appreciation (depreciation) on investments	156,356,039	91,012,598	12,758,194	—	4,440,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	174,193,590	113,377,413	22,612,873	109,422	6,389,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,131,702	14,024,171	6,404,994	1,970,809	950,122
Annuity payments	(109,367)	(153,252)	(23,031)	—	(28,251)
Surrenders, withdrawals and death benefits	(71,825,641)	(43,257,082)	(9,022,851)	(80,262,257)	(2,353,568)
Net transfers between other subaccounts
or fixed rate option	76,618,772	14,358,437	2,248,111	74,981,377	1,093,150
Miscellaneous transactions	15,870	(858)	9,375	(545)	3,121
Other charges	(12,604,750)	(6,974,656)	(816,096)	(156,662)	(217,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,226,586	(22,003,240)	(1,199,498)	(3,467,278)	(553,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,420,176	91,374,173	21,413,375	(3,357,856)	5,836,451

NET ASSETS
Beginning of period	981,859,311	567,374,679	84,916,872	26,432,011	22,086,767
End of period	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155	$27,923,218

Beginning units	64,493,332	37,242,549	3,096,538	2,871,150	1,038,246
Units issued	10,768,297	3,499,019	974,884	4,992,197	308,185
Units redeemed	(9,736,747)	(4,501,941)	(884,227)	(5,379,503)	(308,635)
Ending units	65,524,882	36,239,627	3,187,195	2,483,844	1,037,796
The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,887,983)	$(177,937)	$(295,913)	$(3,275,046)	$(1,794,814)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,155,927	311,769	1,259,661	23,138,442	3,292,254
Net change in unrealized appreciation (depreciation) on investments	11,279,611	2,089,555	4,994,484	(356,647)	11,081,571
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,547,555	2,223,387	5,958,232	19,506,749	12,579,011

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,862,493	733,287	904,752	—	2,447,388
Annuity payments	(30,699)	—	—	—	(17,509)
Surrenders, withdrawals and death benefits	(16,195,658)	(814,955)	(1,240,360)	(11,445,914)	(10,438,489)
Net transfers between other subaccounts
or fixed rate option	21,150,379	1,725,551	28,280	(507,610,845)	10,827,604
Miscellaneous transactions	(2,577)	(2,395)	(447)	(5,214)	(5,365)
Other charges	(1,736,967)	(104,366)	(209,804)	(2,552,075)	(1,139,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,046,971	1,537,122	(517,579)	(521,614,048)	1,674,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,594,526	3,760,509	5,440,653	(502,107,299)	14,253,583

NET ASSETS
Beginning of period	171,480,455	11,238,647	19,290,908	611,858,761	114,485,712
End of period	$191,074,981	$14,999,156	$24,731,561	$109,751,462	$128,739,295

Beginning units	15,038,927	1,023,641	1,475,982	50,427,163	9,301,442
Units issued	4,137,214	380,116	342,867	8,311,679	2,318,886
Units redeemed	(3,676,102)	(249,410)	(374,750)	(51,334,916)	(2,201,940)
Ending units	15,500,039	1,154,347	1,444,099	7,403,926	9,418,388
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(125,997)	$(370,557)	$(468,446)	$(6,031,104)	$(3,420,589)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	514,019	317,140	2,217,673	13,234,132	7,602,655
Net change in unrealized appreciation (depreciation) on investments	1,295,180	2,487,023	4,018,566	50,854,727	30,664,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,683,202	2,433,606	5,767,793	58,057,755	34,846,902

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	328,572	182,669	1,324,322	6,565,037	6,426,933
Annuity payments	—	—	(2,384)	(78,685)	—
Surrenders, withdrawals and death benefits	(550,337)	(1,305,816)	(2,579,710)	(27,671,056)	(11,200,525)
Net transfers between other subaccounts
or fixed rate option	403,611	4,869,862	3,568,274	23,243,120	12,754,555
Miscellaneous transactions	(219)	(816)	(688)	22,059	(3,981)
Other charges	(72,954)	(252,227)	(281,877)	(4,592,383)	(2,543,164)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	108,673	3,493,672	2,027,937	(2,511,908)	5,433,818

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,791,875	5,927,278	7,795,730	55,545,847	40,280,720

NET ASSETS
Beginning of period	6,998,536	19,786,281	26,492,992	350,823,780	190,855,496
End of period	$8,790,411	$25,713,559	$34,288,722	$406,369,627	$231,136,216

Beginning units	475,857	2,113,540	1,371,403	27,003,521	13,553,914
Units issued	140,772	946,088	557,278	3,289,957	2,088,865
Units redeemed	(126,665)	(613,676)	(454,019)	(3,318,776)	(1,588,411)
Ending units	489,964	2,445,952	1,474,662	26,974,702	14,054,368
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,243,208)	$(5,105)	$(20)	$(3,167)	$(4,460)
Capital gains distributions received	—	16,161	13,648	17,998	44,311
Net realized gain (loss) on shares redeemed	5,396,178	10,485	(1,573)	22,638	6,437
Net change in unrealized appreciation (depreciation) on investments	24,986,534	42,535	8,573	52,246	7,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,139,504	64,076	20,628	89,715	53,315

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,798,185	23,043	—	—	15,494
Annuity payments	(103,287)	—	—	—	—
Surrenders, withdrawals and death benefits	(10,773,657)	(24,287)	(20,295)	(63,623)	(42,090)
Net transfers between other subaccounts
or fixed rate option	20,194,829	55,126	(27,676)	3,957	117,503
Miscellaneous transactions	213	(23)	(17)	—	(3)
Other charges	(2,506,088)	(2,953)	(877)	(3,362)	(2,736)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,610,195	50,906	(48,865)	(63,028)	88,168

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,749,699	114,982	(28,237)	26,687	141,483

NET ASSETS
Beginning of period	179,186,503	272,441	100,974	311,220	215,986
End of period	$220,936,202	$387,423	$72,737	$337,907	$357,469

Beginning units	14,915,693	10,696	6,026	26,264	8,520
Units issued	3,297,528	4,172	443	1,998	6,266
Units redeemed	(2,112,910)	(1,196)	(2,988)	(6,381)	(1,878)
Ending units	16,100,311	13,672	3,481	21,881	12,908
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,130)	$(2,331)	$(3,866)	$276	$(2,096)
Capital gains distributions received	60,393	13,297	10,127	5,830	15,914
Net realized gain (loss) on shares redeemed	47,299	1,710	(1,391)	2,303	3,803
Net change in unrealized appreciation (depreciation) on investments	12,211	25,967	47,418	20,373	9,733
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	113,773	38,643	52,288	28,782	27,354

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(46,813)	(11,926)	(16,097)	—	(4,646)
Net transfers between other subaccounts
or fixed rate option	(142,622)	(80,321)	67,083	(9,015)	(59,990)
Miscellaneous transactions	(86)	—	(26)	—	—
Other charges	(3,745)	(1,533)	(2,629)	(1,220)	(1,211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(193,266)	(93,780)	48,331	(10,235)	(65,847)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,493)	(55,137)	100,619	18,547	(38,493)

NET ASSETS
Beginning of period	431,553	195,091	215,439	118,165	173,535
End of period	$352,060	$139,954	$316,058	$136,712	$135,042

Beginning units	26,594	11,255	13,737	9,378	8,799
Units issued	3,555	1,427	5,804	500	1,034
Units redeemed	(13,289)	(6,071)	(2,923)	(1,190)	(3,992)
Ending units	16,860	6,611	16,618	8,688	5,841

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,117)	$728	$411	$(3,145)	$(944)
Capital gains distributions received	—	—	9,937	48,206	23,421
Net realized gain (loss) on shares redeemed	(565)	(831)	3,276	1,487	3,093
Net change in unrealized appreciation (depreciation) on investments	38,680	4,350	11,725	1,367	20,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	34,998	4,247	25,349	47,915	46,273

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,439)	(18,192)	(21,195)	(925)	(17,558)
Net transfers between other subaccounts
or fixed rate option	46,181	2,331	85,026	13,843	89,182
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,799)	(370)	(1,359)	(2,434)	(2,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	38,943	(16,231)	62,472	10,484	69,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,941	(11,984)	87,821	58,399	115,878

NET ASSETS
Beginning of period	154,240	34,964	71,585	172,322	123,798
End of period	$228,181	$22,980	$159,406	$230,721	$239,676

Beginning units	9,396	3,272	4,763	8,822	9,317
Units issued	3,026	263	5,898	1,217	7,474
Units redeemed	(898)	(1,633)	(1,899)	(716)	(2,664)
Ending units	11,524	1,902	8,762	9,323	14,127
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(149,756)	$(404,587)	$(120,939)	$1,069	$(8,749)
Capital gains distributions received	—	—	—	18,623	63,037
Net realized gain (loss) on shares redeemed	54,677	2,469,095	316,364	(419)	2,280
Net change in unrealized appreciation (depreciation) on investments	151,479	5,694,144	(58,875)	(13,590)	88,338
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,400	7,758,652	136,550	5,683	144,906

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,929,289	—	—	—
Annuity payments	—	(4,037)	—	—	—
Surrenders, withdrawals and death benefits	(1,982,237)	(2,213,060)	(506,543)	—	—
Net transfers between other subaccounts
or fixed rate option	11,311,563	856,445	(1,489,319)	4,912	(803)
Miscellaneous transactions	9	(2,897)	17	—	—
Other charges	(206)	(237,041)	(2,215)	(25)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,329,129	328,699	(1,998,060)	4,887	(803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,385,529	8,087,351	(1,861,510)	10,570	144,103

NET ASSETS
Beginning of period	1,489,733	24,467,381	5,937,846	39,363	413,598
End of period	$10,875,262	$32,554,732	$4,076,336	$49,933	$557,701

Beginning units	128,055	1,076,927	496,283	2,550	104,602
Units issued	1,025,531	353,476	247,580	301	45
Units redeemed	(237,854)	(296,912)	(421,498)	(2)	(201)
Ending units	915,732	1,133,491	322,365	2,849	104,446
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(94,599)	$(417,499)	$(2,350,657)	$(1,760)	$(378,170)
Capital gains distributions received	—	—	—	17,030	—
Net realized gain (loss) on shares redeemed	171,306	999,300	4,637,407	783	797,587
Net change in unrealized appreciation (depreciation) on investments	70,519	10,374,777	19,465,290	21,543	2,141,894
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	147,226	10,956,578	21,752,040	37,596	2,561,311

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,796,712	6,165,526	—	3,262,636
Annuity payments	—	—	(25,333)	—	(112,506)
Surrenders, withdrawals and death benefits	(75,192)	(3,135,950)	(11,772,651)	—	(3,597,466)
Net transfers between other subaccounts
or fixed rate option	(1,564,379)	(2,274,088)	7,676,998	(565)	5,484,901
Miscellaneous transactions	—	1,818	3,469	—	(1,543)
Other charges	(1,296)	(307,855)	(1,696,029)	(11)	(254,238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,640,867)	2,080,637	351,980	(576)	4,781,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,493,641)	13,037,215	22,104,020	37,020	7,343,095

NET ASSETS
Beginning of period	4,816,359	52,994,061	133,698,494	127,126	28,279,964
End of period	$3,322,718	$66,031,276	$155,802,514	$164,146	$35,623,059

Beginning units	429,009	3,831,913	11,402,260	6,496	2,550,988
Units issued	94,002	636,240	1,348,625	25	1,253,533
Units redeemed	(239,160)	(444,204)	(1,276,617)	(47)	(836,397)
Ending units	283,851	4,023,949	11,474,268	6,474	2,968,124
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,162)	$(1,002,158)	$(6,736)	$(220,029)	$(42,277)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	60,215	1,835,910	8,232	794,692	152,806
Net change in unrealized appreciation (depreciation) on investments	(12,285)	11,206,354	116,063	3,550,872	19,400
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,768	12,040,106	117,559	4,125,535	129,929

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	9,571,922	230,418	1,345,903	—
Annuity payments	—	(29,365)	(1,099)	—	—
Surrenders, withdrawals and death benefits	(399,462)	(3,981,313)	(47,390)	(1,208,701)	(1,023,809)
Net transfers between other subaccounts
or fixed rate option	(179,152)	7,221,315	11,128	2,326,428	(2,136,279)
Miscellaneous transactions	20	4,850	(7)	35	(5)
Other charges	(371)	(777,994)	(4,280)	(132,785)	(360)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(578,965)	12,009,415	188,770	2,330,880	(3,160,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(546,197)	24,049,521	306,329	6,456,415	(3,030,524)

NET ASSETS
Beginning of period	1,089,668	51,311,221	728,451	14,199,039	4,128,575
End of period	$543,471	$75,360,742	$1,034,780	$20,655,454	$1,098,051

Beginning units	109,728	4,069,073	71,628	893,489	433,526
Units issued	331	1,519,417	26,419	443,846	32,386
Units redeemed	(56,476)	(627,169)	(8,935)	(304,039)	(358,537)
Ending units	53,583	4,961,321	89,112	1,033,296	107,375
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,021)	$(218,228)	$(34,614,882)	$(18,167)	$(12,732)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,604)	1,096,145	1,690,250	65,858	39,535
Net change in unrealized appreciation (depreciation) on investments	454,005	2,813,652	294,984,344	329,720	296,361
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	427,380	3,691,569	262,059,712	377,411	323,164

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	442,075	871,965	515,016,217	286,641	457,716
Annuity payments	(2,170)	—	—	—	—
Surrenders, withdrawals and death benefits	(189,038)	(903,381)	(96,580,514)	(160,639)	(140,375)
Net transfers between other subaccounts
or fixed rate option	133,002	2,155,829	—	(104,319)	(27,073)
Miscellaneous transactions	(98)	253	(5,788)	1,779	414
Other charges	(12,096)	(121,435)	(231,230)	(7,269)	(6,408)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	371,675	2,003,231	418,198,685	16,193	284,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	799,055	5,694,800	680,258,397	393,604	607,438

NET ASSETS
Beginning of period	2,366,208	11,691,077	1,436,313,558	1,755,485	1,196,829
End of period	$3,165,263	$17,385,877	$2,116,571,955	$2,149,089	$1,804,267

Beginning units	231,465	770,298	137,939,994	114,787	74,529
Units issued	72,144	380,480	37,935,530	31,730	33,798
Units redeemed	(39,457)	(256,884)	(1,332,492)	(28,880)	(12,672)
Ending units	264,152	893,894	174,543,032	117,637	95,655
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(30,039)	$(2,965,540)	$(28,081)	$(58,523)	$(86,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	142,747	765,078	95,240	170,501	155,193
Net change in unrealized appreciation (depreciation) on investments	(8,800)	40,547,081	742,599	1,584,097	1,798,522
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	103,908	38,346,619	809,758	1,696,075	1,867,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	51,593,297	829,516	869,764	1,968,147
Annuity payments	—	(12,809)	—	—	—
Surrenders, withdrawals and death benefits	(427,766)	(3,929,340)	(237,157)	(446,788)	(886,334)
Net transfers between other subaccounts
or fixed rate option	(1,425,988)	32,763,241	(369,414)	1,496,194	60,629
Miscellaneous transactions	(4)	(9,299)	1,123	188	785
Other charges	(313)	(2,575,195)	(26,281)	(54,378)	(81,298)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,854,071)	77,829,895	197,787	1,864,980	1,061,929

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,750,163)	116,176,514	1,007,545	3,561,055	2,929,461

NET ASSETS
Beginning of period	2,469,134	128,786,261	4,088,516	6,667,991	12,900,004
End of period	$718,971	$244,962,775	$5,096,061	$10,229,046	$15,829,465

Beginning units	227,318	10,900,423	369,233	562,717	1,077,038
Units issued	39,720	6,317,606	77,155	221,571	181,350
Units redeemed	(205,132)	(357,496)	(56,839)	(69,638)	(87,914)
Ending units	61,906	16,860,533	389,549	714,650	1,170,474
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,878)	$(21,900)	$(39,840)	$(2,712)	$(11,353)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,290	38,644	76,204	(2,163)	40,750
Net change in unrealized appreciation (depreciation) on investments	150,646	766,505	445,001	(13,326)	426,833
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,058	783,249	481,365	(18,201)	456,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,276	353,790	646,139	17,924	245,274
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(203,075)	(108,150)	(612,361)	(18,325)	(67,549)
Net transfers between other subaccounts
or fixed rate option	(147,836)	(40,545)	(1,277)	(12,449)	(161,013)
Miscellaneous transactions	55	—	215	—	9
Other charges	(15,986)	(21,097)	(38,340)	(2,555)	(10,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,566)	183,998	(5,624)	(15,405)	6,497

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,508)	967,247	475,741	(33,606)	462,727

NET ASSETS
Beginning of period	2,844,635	3,053,896	5,965,925	486,064	1,644,977
End of period	$2,759,127	$4,021,143	$6,441,666	$452,458	$2,107,704

Beginning units	297,180	268,817	580,670	50,898	153,369
Units issued	24,890	34,008	98,149	3,353	20,173
Units redeemed	(48,758)	(17,736)	(97,960)	(5,105)	(18,449)
Ending units	273,312	285,089	580,859	49,146	155,093

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(8,832)	$(710,403)	$(258,282)	$(10,864)	$(4,058)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,412	406,013	899,710	23,233	2,285
Net change in unrealized appreciation (depreciation) on investments	66,850	7,237,832	400,353	103,027	49,739
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,430	6,933,442	1,041,781	115,396	47,966

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	697,246	6,372,169	—	236,554	126,600
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(79,490)	(1,184,138)	(1,773,411)	(110,326)	(25,807)
Net transfers between other subaccounts
or fixed rate option	141,850	6,462,473	(6,240,807)	(63,702)	162,365
Miscellaneous transactions	10	(171)	371	10	7
Other charges	(8,029)	(630,405)	(2,485)	(10,417)	(3,584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	751,587	11,019,928	(8,016,332)	52,119	259,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	813,017	17,953,370	(6,974,551)	167,515	307,547

NET ASSETS
Beginning of period	1,085,236	35,438,213	17,163,806	1,820,521	506,286
End of period	$1,898,253	$53,391,583	$10,189,255	$1,988,036	$813,833

Beginning units	114,622	3,257,536	1,787,719	170,573	48,784
Units issued	95,451	1,281,459	581,637	34,742	26,546
Units redeemed	(18,952)	(327,965)	(1,391,809)	(29,009)	(2,982)
Ending units	191,121	4,211,030	977,547	176,306	72,348
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,782)	$(12,919)	$(6,055)	$(12,481)	$31,341
Capital gains distributions received	—	—	—	—	210,071
Net realized gain (loss) on shares redeemed	10,411	18,408	4,046	4,766	27,099
Net change in unrealized appreciation (depreciation) on investments	38,630	288,364	152,164	99,489	606,493
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,259	293,853	150,155	91,774	875,004

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,941	286,308	160,761	378,837	574,043
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(32,296)	(91,069)	(46,933)	(133,278)	(236,792)
Net transfers between other subaccounts
or fixed rate option	(81,998)	17,122	(58,285)	(42,961)	(1,127,440)
Miscellaneous transactions	—	—	13	121	200
Other charges	(4,250)	(12,315)	(5,905)	(11,889)	(32,776)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	120,397	200,046	49,651	190,830	(822,765)

TOTAL INCREASE (DECREASE) IN NET ASSETS	164,656	493,899	199,806	282,604	52,239

NET ASSETS
Beginning of period	696,752	1,804,324	885,649	1,932,941	5,279,973
End of period	$861,408	$2,298,223	$1,085,455	$2,215,545	$5,332,212

Beginning units	64,799	175,320	89,509	203,173	494,628
Units issued	23,106	37,065	26,985	46,426	51,148
Units redeemed	(12,041)	(17,791)	(22,159)	(27,138)	(118,530)
Ending units	75,864	194,594	94,335	222,461	427,246
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$57,684	$(176,149)	$2,888	$(39,522)	$(44,003)
Capital gains distributions received	6,081	—	—	—	—
Net realized gain (loss) on shares redeemed	12,372	635,981	7,283	355,477	26,334
Net change in unrealized appreciation (depreciation) on investments	215,216	394,082	73,739	(83,533)	91,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	291,353	853,914	83,910	232,422	73,982

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265,555	—	49,903	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(152,765)	(931,201)	(38,629)	(211,917)	(268,320)
Net transfers between other subaccounts
or fixed rate option	(67,278)	(7,237,289)	11,883	(3,886,206)	4,046,505
Miscellaneous transactions	(25)	(191)	—	27,361	—
Other charges	(14,060)	(3,099)	(703)	(468)	(302)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,427	(8,171,780)	22,454	(4,071,230)	3,777,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	322,780	(7,317,866)	106,364	(3,838,808)	3,851,865

NET ASSETS
Beginning of period	2,159,456	12,857,120	378,177	4,900,737	149,942
End of period	$2,482,236	$5,539,254	$484,541	$1,061,929	$4,001,807

Beginning units	195,355	1,345,255	34,561	509,661	15,549
Units issued	28,665	280,988	5,576	347,094	413,422
Units redeemed	(25,372)	(1,094,335)	(3,405)	(756,017)	(52,187)
Ending units	198,648	531,908	36,732	100,738	376,784

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(731,228)	$(18,767)	$(164,217)	$(105,319)	$(4)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	56,778	(7,590)	18,572	3,739	—
Net change in unrealized appreciation (depreciation) on investments	9,425,619	(13,939)	1,987,397	1,113,677	58
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,751,169	(40,296)	1,841,752	1,012,097	54

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,213,182	—	24,903,441	17,179,100	8,522
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(643,807)	(179,466)	(24,312)	(47,151)	—
Net transfers between other subaccounts
or fixed rate option	3,012,611	2,144,996	842,826	268,466	—
Miscellaneous transactions	7,102	17,211	582	234	—
Other charges	(580,327)	—	(101,769)	(58,270)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	42,008,761	1,982,741	25,620,768	17,342,379	8,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,759,930	1,942,445	27,462,520	18,354,476	8,576

NET ASSETS
Beginning of period	23,479,499	—	—	—	—
End of period	$74,239,429	$1,942,445	$27,462,520	$18,354,476	$8,576

Beginning units	2,482,095	—	—	—	—
Units issued	4,168,166	674,795	2,318,854	1,571,372	833
Units redeemed	(141,634)	(501,546)	(64,445)	(10,327)	—
Ending units	6,508,627	173,249	2,254,409	1,561,045	833

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A90

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
DECEMBER 31, 2020

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Select	Strategic Partners Advisor
Prudential Defined Income Annuity	Strategic Partners FlexElite
Prudential MyRock Advisor New York Variable Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential Diversified Bond Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Equity Portfolio (Class I)	AST T. Rowe Price Large-Cap Value Portfolio
Prudential Value Portfolio (Class I)	AST High Yield Portfolio
Prudential High Yield Bond Portfolio	AST Small-Cap Growth Opportunities Portfolio
Prudential Stock Index Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
Prudential Global Portfolio	AST Small-Cap Value Portfolio
Prudential Jennison Portfolio (Class I)	AST Mid-Cap Growth Portfolio
Prudential Small Capitalization Stock Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
T. Rowe Price International Stock Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Class)	AST MFS Growth Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional Shares)	AST BlackRock Low Duration Bond Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	AST QMA US Equity Alpha Portfolio
MFS® Research Series (Initial Class)	AST T. Rowe Price Natural Resources Portfolio
MFS® Growth Series (Initial Class)	AST T. Rowe Price Asset Allocation Portfolio
American Century VP Value Fund (Class I)	AST MFS Global Equity Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST J.P. Morgan International Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST Templeton Global Bond Portfolio*
Davis Value Portfolio	AST Wellington Management Hedged Equity Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST Capital Growth Asset Allocation Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST Academic Strategies Asset Allocation Portfolio
Janus Henderson VIT Research Portfolio (Service Shares)	AST Balanced Asset Allocation Portfolio
SP Prudential U.S. Emerging Growth Portfolio (Class I)	AST Preservation Asset Allocation Portfolio
Prudential SP International Growth Portfolio (Class I)	AST Fidelity Institutional AM℠ Quantitative Portfolio

A91

Note 1:    General (Continued)

AST Prudential Growth Allocation Portfolio	AST PIMCO Dynamic Bond Portfolio*
AST Advanced Strategies Portfolio	AST Legg Mason Diversified Growth Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Bond Portfolio 2026
AST Government Money Market Portfolio	AST AB Global Bond Portfolio*
AST Small-Cap Growth Portfolio	AST Goldman Sachs Global Income Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio	AST Global Bond Portfolio
AST International Value Portfolio	(formerly AST Wellington Management Global Bond Portfolio)
AST International Growth Portfolio	AST Neuberger Berman Long/Short Portfolio*
AST Investment Grade Bond Portfolio	AST QMA International Core Equity Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Managed Alternatives Portfolio*
AST Cohen & Steers Global Realty Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
AST Emerging Markets Equity Portfolio	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
(formerly AST Parametric Emerging Markets Equity Portfolio)	AST Bond Portfolio 2027
AST Goldman Sachs Small-Cap Value Portfolio	NVIT Emerging Markets Fund (Class D)
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2028****
AST J.P. Morgan Global Thematic Portfolio	AST Bond Portfolio 2029****
AST Goldman Sachs Multi-Asset Portfolio	AST American Funds Growth Allocation Portfolio
ProFund VP Consumer Services	AST Bond Portfolio 2030
ProFund VP Consumer Goods	AST BlackRock 80/20 Target Allocation ETF Portfolio
ProFund VP Financials	AST BlackRock 60/40 Target Allocation ETF Portfolio
ProFund VP Health Care	AST Dimensional Global Core Allocation Portfolio
ProFund VP Industrials	AST Bond Portfolio 2031
ProFund VP Mid-Cap Growth	MFS® International Growth Portfolio (Service Shares)
ProFund VP Mid-Cap Value	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)
ProFund VP Real Estate	MFS® Technology Portfolio (Service Shares)
ProFund VP Small-Cap Growth	MFS® Mid Cap Growth Series (Service Shares)
ProFund VP Small-Cap Value	MFS® New Discovery Series (Service Shares)
ProFund VP Telecommunications	MFS® Research Series (Service Shares)
ProFund VP Utilities	MFS® Total Return Bond Series (Service Shares)
ProFund VP Large-Cap Growth	MFS® Total Return Series (Service Shares)
ProFund VP Large-Cap Value	MFS® Utilities Series (Service Shares)
AST Bond Portfolio 2020***	American Funds IS Asset Allocation Fund (Class 4)
AST Jennison Large-Cap Growth Portfolio	American Funds IS Blue Chip
AST Bond Portfolio 2021	Income and Growth Fund (Class 4)
Wells Fargo VT International Equity Fund (Class 1)	American Funds IS Bond Fund (Class 4)
Wells Fargo VT Omega Growth Fund (Class 1)	American Funds IS Global Growth and Income Fund (Class 4)
AST Bond Portfolio 2022	American Funds IS Global Small Capitalization Fund (Class 4)
AST Quantitative Modeling Portfolio	American Funds IS Growth Fund (Class 4)
AST BlackRock Global Strategies Portfolio	American Funds IS Growth-Income Fund (Class 4)
Wells Fargo VT Opportunity Fund (Class 1)	American Funds IS International Fund (Class 4)
AST Prudential Core Bond Portfolio	American Funds IS New World Fund® (Class 4)
AST Bond Portfolio 2023	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
AST MFS Growth Allocation Portfolio	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
AST Western Asset Emerging Markets Debt Portfolio	BlackRock Capital Appreciation V.I. Fund (Class III)
AST MFS Large-Cap Value Portfolio	BlackRock Equity Dividend V.I. Fund (Class III)
AST Bond Portfolio 2024	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
AST AQR Emerging Markets Equity Portfolio*	Fidelity® VIP Balanced Portfolio (Service Class 2)
AST ClearBridge Dividend Growth Portfolio	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
AST Multi-Sector Fixed Income Portfolio	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
AST AQR Large-Cap Portfolio*	Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Large-Cap Core Portfolio	BlackRock Basic Value V.I. Fund (Class III)
(formerly AST QMA Large-Cap Portfolio)	American Funds IS Asset Allocation Fund (Class 1)**
AST Bond Portfolio 2025	American Funds IS Blue Chip Income and Growth Fund (Class 1)**
AST T. Rowe Price Growth Opportunities Portfolio	American Funds IS Bond Fund (Class 1)**
AST Goldman Sachs Global Growth Allocation Portfolio*	American Funds IS Growth Fund (Class 1)**
AST T. Rowe Price Diversified Real Growth Portfolio	American Funds IS Growth-Income Fund (Class 1)**
AST Prudential Flexible Multi-Strategy Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)**
AST Franklin Templeton K2 Global Absolute Return Portfolio*	American Funds IS U.S. Government/
AST Managed Equity Portfolio*	AAA-Rated Securities Fund (Class 1)**
AST Managed Fixed Income Portfolio*	AST Western Asset Corporate Bond Portfolio**
AST FQ Absolute Return Currency Portfolio*	AST T. Rowe Price Corporate Bond Portfolio**
AST Jennison Global Infrastructure Portfolio*	AST PIMCO Corporate Bond Portfolio**
A92

Note 1:    General (Continued)

AST Prudential Corporate Bond Portfolio**	ClearBridge Variable Mid Cap Portfolio (Class I)**
AST BlackRock Corporate Bond Portfolio**	ClearBridge Variable Small Cap Growth Portfolio (Class I)**
BlackRock Advantage Large Cap Core V.I. Fund (Class I)**	QS Variable Conservative Growth (Class I)**
BlackRock Basic Value V.I. Fund (Class I)**	QS Variable Growth (Class I)**
BlackRock Capital Appreciation V.I. Fund (Class I)**	QS Variable Moderate Growth (Class I)**
BlackRock Equity Dividend V.I. Fund (Class I)**	Western Asset Core Plus VIT Portfolio (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**	Western Asset Variable Global High Yield Bond Portfolio (Class I)**
BlackRock Large Cap Focus Growth V.I. Fund (Class I)**	MFS® Utilities Series (Initial Class)**
Prudential Conservative Balanced Portfolio**	MFS® Investors Trust Series (Initial Class)**
DFA VA Global Bond Portfolio**	MFS® New Discovery Series (Initial Class)**
DFA VA Global Moderate Allocation Portfolio**	MFS® Total Return Series (Initial Class)**
DFA VA International Small Portfolio**	MFS® Mid Cap Growth Series (Initial Class)**
DFA VA International Value Portfolio**	MFS® International Intrinsic Value Portfolio (Initial Class)**
DFA VA Short-Term Fixed Portfolio**	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
DFA VA U.S. Large Value Portfolio**	MFS® Technology Portfolio (Initial Class)**
DFA VA U.S. Targeted Value Portfolio**	MFS® Investors Trust Series (Service Shares)**
Fidelity® VIP Balanced Portfolio (Initial Class)**	MFS® Total Return Bond Series (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**	MFS® Value Series (Initial Class)**
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)**	Prudential Natural Resources Portfolio (Class I)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**	Vanguard Equity Index Portfolio**
Fidelity® VIP Emerging Markets Portfolio (Initial Class)**	Vanguard Global Bond Index**
Fidelity® VIP Financial Services Portfolio (Initial Class)**	Vanguard Mid-Cap Index Portfolio**
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)**	Vanguard Real Estate Index Portfolio**
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)**	Vanguard Total Bond Market Index Portfolio**
Fidelity® VIP Growth Portfolio (Initial Class)**	Vanguard Total International Stock Index Portfolio**
Fidelity® VIP Health Care Portfolio (Initial Class)**	Vanguard Total Stock Market Index Portfolio**
Fidelity® VIP High Income Portfolio (Initial Class)**	Vanguard Balanced Portfolio**
Fidelity® VIP Industrials Portfolio (Initial Class)**	Vanguard Capital Growth Portfolio**
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)**	Vanguard Conservative Allocation Portfolio**
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)**	Vanguard Diversified Value Portfolio**
Fidelity® VIP Mid Cap Portfolio (Initial Class)**	Vanguard Equity Income Portfolio**
Fidelity® VIP Strategic Income Portfolio (Initial Class)**	Vanguard Growth Portfolio**
Fidelity® VIP Technology Portfolio (Initial Class)**	Vanguard High Yield Bond Portfolio**
Fidelity® VIP Utilities Portfolio (Initial Class)**	Vanguard International Portfolio**
Prudential Flexible Managed Portfolio**	Vanguard Moderate Allocation Portfolio**
Prudential Government Income Portfolio**	Vanguard Short-Term Investment Grade Portfolio**
ClearBridge Variable Aggressive Growth Portfolio (Class I)**	Wells Fargo VT Small Cap Growth Fund (Class 1)**
ClearBridge Variable Appreciation Portfolio (Class I)**
ClearBridge Variable Dividend Strategy Portfolio (Class I)**
ClearBridge Variable Large Cap Growth Portfolio (Class I)**

*    Subaccount was no longer available for investment as of December 31, 2020.
**    Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.
***    Subaccount liquidated during the period ended December 31, 2020.
****    Subaccount was available for investment but had no assets as of December 31, 2020.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2020 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.
A93

Note 1:    General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
April 24, 2020	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 24, 2020	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
April 24, 2020	AST Managed Equity Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Fixed Income Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Alternatives Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
August 14, 2020	AST AQR Emerging Markets Equity Portfolio	AST Emerging Markets Equity Portfolio
August 14, 2020	AST FQ Absolute Return Currency Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Neuberger Berman Long/Short Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Jennison Global Infrastructure Portfolio	AST Government Money Market Portfolio
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST PIMCO Dynamic Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST AB Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

A94

Note 2:    Significant Accounting Policies (Continued)

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$2,312,457	$2,481,084
Prudential Diversified Bond Portfolio	235,150	1,807,696
Prudential Equity Portfolio (Class I)	36,012	2,941,616
Prudential Value Portfolio (Class I)	346,697	2,905,216
Prudential High Yield Bond Portfolio	245,806	1,993,198
Prudential Stock Index Portfolio	13,342,476	9,322,528
Prudential Global Portfolio	28,220	663,467
Prudential Jennison Portfolio (Class I)	189,650	6,732,202
Prudential Small Capitalization Stock Portfolio	2,444,981	2,057,631
T. Rowe Price International Stock Portfolio	63,789	372,342
T. Rowe Price Equity Income Portfolio (Equity Income Class)	89,925	811,140
Invesco V.I. Core Equity Fund (Series I)	102,882	1,280,250
A95

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
Janus Henderson VIT Research Portfolio (Institutional Shares)	$21,611	$1,450,491
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	56,313	651,849
MFS® Research Series (Initial Class)	3,010	243,603
MFS® Growth Series (Initial Class)	211,904	1,555,222
American Century VP Value Fund (Class I)	44,658	293,004
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	58,021	567,725
Prudential Jennison 20/20 Focus Portfolio (Class I)	10,236	404,856
Davis Value Portfolio	13,885	188,037
AB VPS Large Cap Growth Portfolio (Class B)	84,015	131,505
Prudential SP Small Cap Value Portfolio (Class I)	301,183	1,035,942
Janus Henderson VIT Research Portfolio (Service Shares)	2,172	100,948
SP Prudential U.S. Emerging Growth Portfolio (Class I)	69,139	1,518,982
Prudential SP International Growth Portfolio (Class I)	6,070	508,880
AST Cohen & Steers Realty Portfolio	14,861,334	15,988,078
AST J.P. Morgan Strategic Opportunities Portfolio	73,637,495	88,645,292
AST T. Rowe Price Large-Cap Value Portfolio	42,998,571	40,099,141
AST High Yield Portfolio	13,084,376	13,154,296
AST Small-Cap Growth Opportunities Portfolio	11,475,036	13,847,590
AST WEDGE Capital Mid-Cap Value Portfolio	6,267,393	5,816,881
AST Small-Cap Value Portfolio	9,522,194	10,385,115
AST Mid-Cap Growth Portfolio	28,420,368	38,690,588
AST Hotchkis & Wiley Large-Cap Value Portfolio	19,518,934	19,402,071
AST Loomis Sayles Large-Cap Growth Portfolio	24,058,896	35,812,243
AST MFS Growth Portfolio	12,990,296	15,303,457
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	20,413,299	19,678,664
AST BlackRock Low Duration Bond Portfolio	16,379,452	13,931,161
AST QMA US Equity Alpha Portfolio	14,258,376	16,257,445
AST T. Rowe Price Natural Resources Portfolio	19,923,517	18,243,152
AST T. Rowe Price Asset Allocation Portfolio	427,703,372	525,844,197
AST MFS Global Equity Portfolio	17,063,026	19,012,216
AST J.P. Morgan International Equity Portfolio	18,038,065	18,201,862
AST Templeton Global Bond Portfolio	8,950,110	24,097,722
AST Wellington Management Hedged Equity Portfolio	78,630,982	84,866,097
AST Capital Growth Asset Allocation Portfolio	327,197,385	365,518,382
AST Academic Strategies Asset Allocation Portfolio	160,883,531	179,553,346
AST Balanced Asset Allocation Portfolio	232,199,085	288,781,466
AST Preservation Asset Allocation Portfolio	164,783,086	192,181,882
AST Fidelity Institutional AM℠ Quantitative Portfolio	170,359,316	197,387,434
AST Prudential Growth Allocation Portfolio	637,966,217	722,957,463
AST Advanced Strategies Portfolio	251,316,606	306,528,372
AST T. Rowe Price Large-Cap Growth Portfolio	43,609,862	57,801,099
AST Government Money Market Portfolio	91,801,130	61,803,010
AST Small-Cap Growth Portfolio	12,127,438	16,851,331
AST BlackRock/Loomis Sayles Bond Portfolio	108,690,459	113,736,150
AST International Value Portfolio	7,073,117	6,994,972
AST International Growth Portfolio	12,970,286	15,203,542
A96

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Investment Grade Bond Portfolio	$3,301,120,503	$3,465,386,094
AST Western Asset Core Plus Bond Portfolio	70,930,867	71,413,269
AST Cohen & Steers Global Realty Portfolio	6,310,253	5,560,080
AST Emerging Markets Equity Portfolio	24,919,255	20,641,425
AST Goldman Sachs Small-Cap Value Portfolio	21,417,015	20,009,986
AST AllianzGI World Trends Portfolio	174,191,267	208,415,985
AST J.P. Morgan Global Thematic Portfolio	118,675,925	134,182,417
AST Goldman Sachs Multi-Asset Portfolio	126,125,831	139,669,433
ProFund VP Consumer Services	182,580	143,711
ProFund VP Consumer Goods	38,167	47,419
ProFund VP Financials	80,016	99,303
ProFund VP Health Care	104,191	97,646
ProFund VP Industrials	245,250	227,874
ProFund VP Mid-Cap Growth	66,214	98,438
ProFund VP Mid-Cap Value	173,561	238,190
ProFund VP Real Estate	41,922	21,269
ProFund VP Small-Cap Growth	33,939	82,143
ProFund VP Small-Cap Value	93,329	116,659
ProFund VP Telecommunications	8,366	6,621
ProFund VP Utilities	73,685	41,441
ProFund VP Large-Cap Growth	99,386	128,537
ProFund VP Large-Cap Value	96,715	106,818
AST Bond Portfolio 2020	3,679,775	14,699,081
AST Jennison Large-Cap Growth Portfolio	24,240,094	24,267,308
AST Bond Portfolio 2021	12,180,584	4,637,076
Wells Fargo VT International Equity Fund (Class 1)	2,487	31,415
Wells Fargo VT Omega Growth Fund (Class 1)	—	89,237
AST Bond Portfolio 2022	2,132,121	3,267,795
AST Quantitative Modeling Portfolio	13,763,417	7,398,570
AST BlackRock Global Strategies Portfolio	76,291,159	84,032,404
Wells Fargo VT Opportunity Fund (Class 1)	—	44,055
AST Prudential Core Bond Portfolio	22,999,356	16,224,076
AST Bond Portfolio 2023	61,783	102,103
AST MFS Growth Allocation Portfolio	52,627,825	49,245,225
AST Western Asset Emerging Markets Debt Portfolio	348,221	118,872
AST MFS Large-Cap Value Portfolio	12,480,933	10,588,053
AST Bond Portfolio 2024	1,620,405	2,565,529
AST AQR Emerging Markets Equity Portfolio	306,009	3,432,318
AST ClearBridge Dividend Growth Portfolio	10,697,630	9,432,714
AST Multi-Sector Fixed Income Portfolio	118,091,191	67,013,461
AST AQR Large-Cap Portfolio	278,773	2,426,840
AST Large-Cap Core Portfolio	2,980,313	358,503
AST Bond Portfolio 2025	1,836,022	2,401,311
AST T. Rowe Price Growth Opportunities Portfolio	195,451,614	181,173,425
AST Goldman Sachs Global Growth Allocation Portfolio	138,173	4,653,506
AST T. Rowe Price Diversified Real Growth Portfolio	5,572,433	1,502,792
A97

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Prudential Flexible Multi-Strategy Portfolio	$7,215,340	$2,703,512
AST Franklin Templeton K2 Global Absolute Return Portfolio	170,947	2,714,595
AST Managed Equity Portfolio	34,091	3,222,178
AST Managed Fixed Income Portfolio	32,878	6,358,387
AST FQ Absolute Return Currency Portfolio	10,544	572,400
AST Jennison Global Infrastructure Portfolio	125,920	2,161,153
AST PIMCO Dynamic Bond Portfolio	1,497,839	3,444,020
AST Legg Mason Diversified Growth Portfolio	40,396,824	39,443,390
AST Bond Portfolio 2026	2,646,920	12,117,681
AST AB Global Bond Portfolio	449,276	2,506,809
AST Goldman Sachs Global Income Portfolio	709,459	1,587,867
AST Global Bond Portfolio	23,624,625	639,110
AST Neuberger Berman Long/Short Portfolio	217,737	2,584,394
AST QMA International Core Equity Portfolio	276,896	95,873
AST Managed Alternatives Portfolio	25,717	2,275,811
Blackrock Global Allocation V.I. Fund (Class III)	1,920,687	715,992
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	657,496	576,946
AST Bond Portfolio 2027	2,835,527	7,121,612
NVIT Emerging Markets Fund (Class D)	3,291	143,110
AST Bond Portfolio 2028	9,329	1,130,954
AST Bond Portfolio 2029	179,787	4,378,064
AST American Funds Growth Allocation Portfolio	56,258,769	48,408,347
AST Bond Portfolio 2030	31,245,763	25,289,278
AST BlackRock 80/20 Target Allocation ETF Portfolio	33,119,891	23,194,818
AST BlackRock 60/40 Target Allocation ETF Portfolio	15,944,750	9,282,713
AST Dimensional Global Core Allocation Portfolio	983,008	561,614
AST Bond Portfolio 2031	14,619,761	4,160,479
MFS® International Growth Portfolio (Service Shares)	272,858	70,747
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	50,712	73
MFS® Technology Portfolio (Service Shares)	1,543,889	159,713
MFS® Mid Cap Growth Series (Service Shares)	471,995	91,090
MFS® New Discovery Series (Service Shares)	170,947	1,132
MFS® Research Series (Service Shares)	115,275	1,126
MFS® Total Return Bond Series (Service Shares)	2,664,752	883,376
MFS® Total Return Series (Service Shares)	588,880	112,495
MFS® Utilities Series (Service Shares)	649,632	5,649
American Funds IS Asset Allocation Fund (Class 4)	858,504	29,724
American Funds IS Blue Chip Income and Growth Fund (Class 4)	227,492	1,690
American Funds IS Bond Fund (Class 4)	244,908	642
American Funds IS Global Growth and Income Fund (Class 4)	77,601	33,923
American Funds IS Global Small Capitalization Fund (Class 4)	38,339	23
American Funds IS Growth Fund (Class 4)	1,736,819	15,562
American Funds IS Growth-Income Fund (Class 4)	399,755	67,450
American Funds IS International Fund (Class 4)	30,350	78
American Funds IS New World Fund® (Class 4)	281,307	52,012
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	180,016	147
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	31,760	70
BlackRock Capital Appreciation V.I. Fund (Class III)	136,658	268
A98

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
BlackRock Equity Dividend V.I. Fund (Class III)	$226,596	$68,458
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	198,127	260
Fidelity® VIP Balanced Portfolio (Service Class 2)	1,519,891	54,441
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	2,164,115	58,532
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	1,294,221	31,688
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,601,951	5,662
BlackRock Basic Value V.I. Fund (Class III)	50,840	49

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the
A99

Note 6:    Related Party Transactions (Continued)
benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A100

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%	1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%	1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%	1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93	to	$9.74	$8,291	0.09%	1.00%	to	1.75%	-1.58%	to	-0.90%

	Prudential Diversified Bond Portfolio
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%	1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12	to	$2.60	$16,285	0.00%	1.35%	to	1.65%	3.88%	to	4.19%

	Prudential Equity Portfolio (Class I)
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%	1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%	1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%	1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84	to	$3.18	$17,601	0.00%	1.35%	to	1.80%	1.95%	to	2.39%

	Prudential Value Portfolio (Class I)
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%	1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%	1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%	1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.02	to	$4.03	$24,239	0.00%	1.35%	to	1.80%	9.43%	to	9.92%

	Prudential High Yield Bond Portfolio
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%	1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%	1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%	1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29	to	$16.11	$14,952	6.43%	1.35%	to	1.80%	14.19%	to	14.69%

	Prudential Stock Index Portfolio
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%	0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%	0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%	1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.58	to	$3.60	$21,657	1.84%	1.35%	to	1.75%	9.92%	to	10.34%

	Prudential Global Portfolio
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%	1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%	1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%	1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.23	to	$2.67	$4,846	0.00%	1.35%	to	1.75%	2.65%	to	3.06%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%	1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%	1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%	1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30	to	$3.78	$23,229	0.00%	1.35%	to	1.80%	-2.64%	to	-2.22%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%	0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%	0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%	1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35	to	$5.36	$4,487	0.00%	1.35%	to	1.40%	24.76%	to	24.82%
A101

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.60	to	$1.60	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36	to	$3.52	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.43	to	$2.76	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24	to	$2.62	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52	to	$2.78	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%

	MFS® Research Series (Initial Class)
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84	to	$2.84	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%

	MFS® Growth Series (Initial Class)
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.58	to	$2.98	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%

	American Century VP Value Fund (Class I)
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.98	to	$3.65	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.58	to	$2.76	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
A102

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	737	$4.98	to	$5.08	$3,743	0.00%	1.35%	to	1.40%	29.12%	to	29.18%
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40	to	$2.58	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%

	Davis Value Portfolio
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.76	to	$1.77	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14	to	$1.14	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2020	1,745	$2.81	to	$3.81	$6,263	0.00%	1.35%	to	1.80%	0.10%	to	0.54%
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.50	to	$3.33	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.04	to	$2.32	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.76	to	$3.89	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	632	$1.57	to	$3.92	$1,805	0.00%	1.35%	to	1.80%	29.78%	to	30.35%
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81	to	$2.00	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.92	to	$29.79	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26	to	$15.04	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%

A103

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	4,546	$10.75	to	$24.17	$81,724	0.00%	0.48%	to	2.45%	-0.41%	to	1.60%
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78	to	$19.29	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%

	AST High Yield Portfolio
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86	to	$17.85	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	722	$14.64	to	$49.23	$24,342	0.00%	0.48%	to	2.45%	31.88%	to	34.54%
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.64	to	$25.32	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2020	501	$9.56	to	$27.24	$9,774	0.00%	0.35%	to	2.45%	-8.12%	to	-6.14%
December 31, 2019	448	$10.22	to	$29.48	$9,383	0.00%	0.35%	to	2.70%	1.67%	to	18.49%
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.88	to	$26.50	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%

	AST Small-Cap Value Portfolio
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80	to	$28.33	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%

	AST Mid-Cap Growth Portfolio
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91	to	$23.18	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53	to	$24.81	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	1,549	$14.06	to	$53.96	$60,330	0.00%	0.48%	to	2.85%	27.84%	to	30.96%
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24	to	$26.01	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%

	AST MFS Growth Portfolio
December 31, 2020	774	$13.89	to	$50.33	$28,723	0.00%	0.35%	to	2.45%	27.28%	to	30.02%
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63	to	$22.66	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%

A104

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35	to	$30.61	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	2,574	$9.41	to	$12.63	$27,528	0.00%	0.48%	to	2.25%	0.26%	to	2.07%
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.25	to	$12.03	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%

	AST QMA US Equity Alpha Portfolio
December 31, 2020	1,093	$10.18	to	$35.67	$28,576	0.00%	0.35%	to	2.30%	-7.37%	to	-5.52%
December 31, 2019	1,169	$10.81	to	$38.35	$33,140	0.00%	0.48%	to	2.70%	8.35%	to	23.78%
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82	to	$29.10	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11	to	$13.87	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.18	to	$18.25	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%

	AST MFS Global Equity Portfolio
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.65	to	$21.80	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%

	AST J.P. Morgan International Equity Portfolio
December 31, 2020	1,750	$14.04	to	$21.51	$28,581	0.00%	0.55%	to	2.55%	10.27%	to	12.46%
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.80	to	$15.10	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%

	AST Templeton Global Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$8.62	to	$11.80	$—	0.00%	0.48%	to	2.30%	-7.38%	to	-5.88%
December 31, 2019	1,541	$8.81	to	$12.61	$15,926	0.00%	0.48%	to	2.85%	-1.29%	to	1.05%
December 31, 2018	1,384	$8.92	to	$12.55	$14,210	0.00%	0.55%	to	2.85%	-0.92%	to	1.44%
December 31, 2017	1,577	$9.01	to	$12.45	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08	to	$12.34	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	9,364	$11.80	to	$23.70	$149,135	0.00%	0.35%	to	2.55%	4.01%	to	6.29%
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33	to	$18.45	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
A105

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%	0.55%	to	2.70%	10.36%	to	12.80%
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.78	to	$19.09	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%	0.55%	to	2.50%	1.67%	to	3.65%
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%	0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85	to	$15.40	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%	0.35%	to	2.70%	8.75%	to	11.38%
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%	0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23	to	$17.59	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%	0.35%	to	2.85%	5.97%	to	8.70%
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%	0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%	0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32	to	$15.27	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	23,006	$14.48	to	$21.68	$388,502	0.00%	0.85%	to	2.85%	5.66%	to	7.83%
December 31, 2019	25,119	$13.63	to	$20.32	$394,718	0.00%	0.85%	to	2.85%	16.58%	to	18.98%
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%	0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35	to	$16.70	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%	0.35%	to	2.85%	2.84%	to	5.49%
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%	0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%	0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.06	to	$18.74	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%

	AST Advanced Strategies Portfolio
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%	0.35%	to	2.85%	7.53%	to	10.29%
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%	0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%	0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.20	to	$18.75	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%	0.35%	to	2.45%	36.38%	to	39.32%
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%	0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%	0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69	to	$27.06	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%

	AST Government Money Market Portfolio
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%	0.48%	to	2.45%	-2.23%	to	-0.26%
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%	0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%	0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25	to	$9.90	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%

A106

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%	0.35%	to	2.45%	44.76%	to	47.87%
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%	0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%	0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70	to	$27.59	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	15,205	$10.81	to	$16.76	$199,391	0.00%	0.35%	to	2.85%	4.31%	to	6.99%
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%	0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.87	to	$14.43	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%

	AST International Value Portfolio
December 31, 2020	1,159	$10.29	to	$16.69	$14,824	0.00%	0.48%	to	2.55%	-3.08%	to	-1.08%
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.98	to	$14.68	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%

	AST International Growth Portfolio
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%	0.48%	to	2.55%	28.06%	to	30.69%
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09	to	$15.55	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%

	AST Investment Grade Bond Portfolio
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%	0.35%	to	2.25%	13.85%	to	16.06%
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.16	to	$16.27	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%	0.35%	to	2.85%	5.03%	to	7.73%
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.37	to	$13.39	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2020	552	$10.03	to	$25.10	$9,327	0.00%	0.48%	to	2.45%	-5.32%	to	-3.41%
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05	to	$21.14	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%

	AST Emerging Markets Equity Portfolio
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%	0.48%	to	2.85%	1.09%	to	3.56%
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.70	to	$13.30	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2020	1,573	$10.65	to	$32.49	$36,840	0.00%	0.48%	to	2.45%	-0.07%	to	1.94%
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12	to	$28.98	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%

A107

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AllianzGI World Trends Portfolio
December 31, 2020	24,257	$14.67	to	$20.89	$411,855	0.00%	0.55%	to	2.85%	10.85%	to	13.47%
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.19	to	$15.65	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85	to	$17.73	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2020	14,922	$13.53	to	$18.46	$220,059	0.00%	0.55%	to	2.45%	6.30%	to	8.37%
December 31, 2019	16,100	$12.67	to	$17.27	$220,936	0.00%	0.55%	to	2.85%	12.72%	to	15.38%
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93	to	$15.11	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%

	ProFund VP Consumer Services
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96	to	$21.96	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%

	ProFund VP Consumer Goods
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%	1.50%	to	1.50%	29.12%	to	29.12%
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02	to	$17.61	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%

	ProFund VP Financials
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%	0.55%	to	1.90%	-3.60%	to	-2.31%
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%	0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.52	to	$18.13	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%

	ProFund VP Health Care
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%	0.35%	to	1.90%	12.30%	to	14.04%
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%	0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.83	to	$21.66	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%

	ProFund VP Industrials
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%	0.35%	to	1.90%	14.58%	to	16.35%
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%	1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.15	to	$15.68	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%

	ProFund VP Mid-Cap Growth
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%	1.50%	to	1.90%	18.64%	to	19.11%
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%	1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58	to	$17.16	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%

A108

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%	1.50%	to	1.90%	0.39%	to	0.79%
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%	1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.29	to	$16.85	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%

	ProFund VP Real Estate
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%	1.50%	to	1.50%	-7.68%	to	-7.68%
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%	1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74	to	$12.74	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%

	ProFund VP Small-Cap Growth
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%	1.50%	to	1.90%	15.20%	to	15.66%
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%	1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.45	to	$19.09	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%

	ProFund VP Small-Cap Value
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%	1.50%	to	1.90%	-0.82%	to	-0.43%
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%	1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.38	to	$20.65	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%

	ProFund VP Telecommunications
December 31, 2020	2	$12.28	to	$12.28	$25	0.90%	1.50%	to	1.50%	1.63%	to	1.63%
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25	to	$13.25	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%

	ProFund VP Utilities
December 31, 2020	11	$17.49	to	$17.49	$191	1.71%	1.50%	to	1.50%	-3.84%	to	-3.84%
December 31, 2019	9	$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.15	to	$13.60	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%

	ProFund VP Large-Cap Growth
December 31, 2020	8	$15.05	to	$32.03	$256	0.00%	0.35%	to	1.90%	28.49%	to	30.47%
December 31, 2019	9	$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83	to	$16.38	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%

	ProFund VP Large-Cap Value
December 31, 2020	13	$15.93	to	$16.74	$217	1.19%	1.50%	to	1.90%	-1.92%	to	-1.54%
December 31, 2019	14	$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06	to	$13.52	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%

	AST Bond Portfolio 2020 (Liquidated December 31, 2020)
December 31, 2020	—	$10.90	to	$12.11	$—	0.00%	1.90%	to	2.85%	-1.54%	to	-0.54%
December 31, 2019	916	$11.05	to	$12.18	$10,875	0.00%	1.90%	to	2.85%	0.55%	to	1.57%
December 31, 2018	128	$10.88	to	$12.00	$1,490	0.00%	1.90%	to	2.85%	-2.58%	to	-1.59%
December 31, 2017	106	$11.05	to	$12.20	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16	to	$12.32	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
A109

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2020	1,206	$16.83	to	$53.20	$48,527	0.00%	0.48%	to	2.25%	50.58%	to	53.30%
December 31, 2019	1,133	$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43	to	$20.20	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%

	AST Bond Portfolio 2021
December 31, 2020	922	$11.98	to	$13.63	$11,870	0.00%	1.75%	to	2.70%	0.37%	to	1.38%
December 31, 2019	322	$11.75	to	$13.45	$4,076	0.00%	1.75%	to	2.85%	2.07%	to	3.26%
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00	to	$13.27	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2020	1	$18.07	to	$18.07	$22	2.65%	1.75%	to	1.75%	3.08%	to	3.08%
December 31, 2019	3	$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.40	to	$15.40	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2020	91	$7.51	to	$7.85	$689	0.00%	1.50%	to	1.75%	40.94%	to	41.29%
December 31, 2019	104	$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01	to	$3.12	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%

	AST Bond Portfolio 2022
December 31, 2020	190	$11.33	to	$12.49	$2,328	0.00%	1.90%	to	2.85%	2.01%	to	3.01%
December 31, 2019	284	$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28	to	$11.96	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%

	AST Quantitative Modeling Portfolio
December 31, 2020	4,800	$11.69	to	$20.02	$81,046	0.00%	0.48%	to	2.40%	8.96%	to	11.04%
December 31, 2019	4,024	$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66	to	$13.70	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	10,816	$11.34	to	$15.59	$151,787	0.00%	0.35%	to	2.35%	2.33%	to	4.37%
December 31, 2019	11,474	$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.85	to	$12.13	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01	to	$18.25	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%

	AST Prudential Core Bond Portfolio
December 31, 2020	3,604	$10.68	to	$13.51	$44,784	0.00%	0.48%	to	2.70%	3.19%	to	5.54%
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11	to	$11.32	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%

A110

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88	to	$10.51	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%

	AST MFS Growth Allocation Portfolio
December 31, 2020	5,117	$12.37	to	$18.48	$84,184	0.00%	0.35%	to	2.85%	6.74%	to	9.49%
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72	to	$13.11	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2020	110	$10.92	to	$13.36	$1,344	0.00%	0.48%	to	1.95%	5.35%	to	6.93%
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.39	to	$10.93	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%

	AST MFS Large-Cap Value Portfolio
December 31, 2020	1,176	$10.94	to	$23.17	$23,229	0.00%	0.48%	to	2.45%	1.35%	to	3.40%
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45	to	$16.72	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%

	AST Bond Portfolio 2024
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.69	to	$10.16	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%

	AST AQR Emerging Markets Equity Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.49	to	$13.80	$—	0.00%	0.48%	to	1.90%	-2.21%	to	-1.34%
December 31, 2019	264	$10.73	to	$14.01	$3,165	0.00%	0.48%	to	1.90%	9.66%	to	17.16%
December 31, 2018	231	$9.29	to	$11.98	$2,366	0.00%	0.55%	to	1.90%	-20.50%	to	-19.40%
December 31, 2017	193	$11.68	to	$14.89	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82	to	$11.12	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80	to	$14.58	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54	to	$10.88	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%

	AST AQR Large-Cap Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.77	to	$19.96	$—	0.00%	0.48%	to	1.95%	-0.48%	to	0.44%
December 31, 2019	118	$10.72	to	$19.88	$2,149	0.00%	0.48%	to	1.95%	7.63%	to	21.90%
December 31, 2018	115	$12.48	to	$16.31	$1,755	0.00%	0.55%	to	1.95%	-9.94%	to	-8.64%
December 31, 2017	86	$13.70	to	$17.85	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.32	to	$14.70	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%

A111

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49	to	$15.01	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%

	AST Bond Portfolio 2025
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03	to	$11.57	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.79	to	$11.24	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%

	AST Goldman Sachs Global Growth Allocation Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.30	to	$11.77	$—	0.00%	0.48%	to	0.86%	-11.60%	to	-11.49%
December 31, 2019	390	$10.51	to	$13.30	$5,096	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	369	$10.94	to	$11.09	$4,089	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	345	$12.19	to	$12.32	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53	to	$10.62	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2020	1,069	$12.08	to	$16.77	$17,221	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71	to	$11.16	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2020	1,588	$11.33	to	$14.98	$22,540	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61	to	$11.21	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.17	to	$9.83	$—	0.00%	0.48%	to	0.86%	-7.83%	to	-7.72%
December 31, 2019	273	$9.95	to	$10.67	$2,759	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	297	$9.44	to	$10.13	$2,845	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	299	$10.05	to	$10.79	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.42	to	$10.11	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%

	AST Managed Equity Portfolio (Merged April 24, 2020)
December 31, 2020	—	$8.58	to	$11.42	$—	0.00%	0.48%	to	0.86%	-19.76%	to	-19.66%
December 31, 2019	285	$10.69	to	$14.22	$4,021	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	269	$11.23	to	$11.39	$3,054	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	273	$12.89	to	$13.03	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.47	to	$10.55	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%

	AST Managed Fixed Income Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.95	to	$10.97	$—	0.00%	0.48%	to	0.86%	-1.71%	to	-1.59%
December 31, 2019	581	$10.12	to	$11.15	$6,442	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	581	$10.17	to	$10.30	$5,966	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	519	$10.34	to	$10.45	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03	to	$10.12	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%

A112

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FQ Absolute Return Currency Portfolio (Merged August 14, 2020)
December 31, 2020	—	$11.29	to	$12.49	$—	0.00%	0.55%	to	0.86%	24.90%	to	25.14%
December 31, 2019	49	$9.03	to	$9.99	$452	0.00%	0.55%	to	0.86%	-4.03%	to	0.45%
December 31, 2018	51	$9.40	to	$10.40	$486	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	52	$10.01	to	$11.08	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.39	to	$11.51	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%

	AST Jennison Global Infrastructure Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.32	to	$13.41	$—	0.00%	0.48%	to	0.86%	-2.24%	to	-2.01%
December 31, 2019	155	$10.55	to	$13.69	$2,108	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	153	$10.66	to	$10.73	$1,645	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	143	$11.74	to	$11.81	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.95	to	$10.01	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%

	AST PIMCO Dynamic Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$9.88	to	$10.35	$—	0.00%	0.48%	to	0.86%	1.57%	to	1.91%
December 31, 2019	191	$9.72	to	$10.16	$1,898	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	115	$9.29	to	$9.69	$1,085	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	83	$9.38	to	$9.79	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47	to	$9.89	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2020	4,165	$12.86	to	$14.02	$55,186	0.00%	0.55%	to	1.95%	4.00%	to	5.49%
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31	to	$10.63	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%

	AST Bond Portfolio 2026
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75	to	$10.07	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%

	AST AB Global Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$10.28	to	$11.70	$—	0.00%	0.48%	to	0.86%	2.31%	to	2.65%
December 31, 2019	176	$10.03	to	$11.40	$1,988	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	171	$10.46	to	$10.70	$1,821	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	149	$10.51	to	$10.72	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34	to	$10.51	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%

	AST Goldman Sachs Global Income Portfolio (Merged November 13, 2020)
December 31, 2020	—	$10.73	to	$12.22	$—	0.00%	0.48%	to	0.86%	6.63%	to	6.99%
December 31, 2019	72	$10.05	to	$11.42	$814	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	49	$10.25	to	$10.48	$506	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	47	$10.37	to	$10.57	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24	to	$10.41	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%

	AST Global Bond Portfolio
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.13	to	$10.32	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%

	AST Neuberger Berman Long/Short Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.62	to	$12.54	$—	0.00%	0.48%	to	0.86%	3.88%	to	4.12%
December 31, 2019	195	$10.21	to	$12.06	$2,298	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	175	$10.19	to	$10.49	$1,804	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	89	$11.00	to	$11.34	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79	to	$10.09	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%

A113

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA International Core Equity Portfolio
December 31, 2020	113	$11.22	to	$12.67	$1,362	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29	to	$9.94	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%

	AST Managed Alternatives Portfolio (Merged April 24, 2020)
December 31, 2020	—	$10.07	to	$10.30	$—	0.00%	0.48%	to	0.73%	1.90%	to	1.98%
December 31, 2019	222	$9.88	to	$10.10	$2,216	0.00%	0.48%	to	0.73%	1.30%	to	4.69%
December 31, 2018	203	$9.45	to	$9.58	$1,933	0.00%	0.55%	to	0.73%	-4.10%	to	-3.93%
December 31, 2017	164	$9.85	to	$9.99	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67	to	$9.81	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%

	Blackrock Global Allocation V.I. Fund (Class III)
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.25	to	$10.29	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2020	208	$10.75	to	$13.18	$2,647	3.26%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.51	to	$10.55	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77	to	$9.93	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.73	to	$9.74	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2020	—	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (Available January 2, 2018)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (Available April 30, 2018)
December 31, 2020	6,928	$13.52	to	$14.04	$95,070	0.00%	0.55%	to	1.95%	19.63%	to	21.33%
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A114

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2030 (Available January 2, 2019)
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2020	2,971	$14.07	to	$14.38	$42,221	0.00%	0.85%	to	1.95%	16.06%	to	17.36%
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2020	2,108	$13.28	to	$13.58	$28,277	0.00%	0.85%	to	1.95%	13.50%	to	14.78%
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (Available November 18, 2019)
December 31, 2020	42	$11.65	to	$11.73	$484	0.00%	0.85%	to	1.45%	13.07%	to	13.75%
December 31, 2019	1	$10.30	to	$10.30	$9	0.00%	1.45%	to	1.45%	3.02%	to	3.02%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (Available January 2, 2020)
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Shares) (Available April 27, 2020)
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A115

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Service Shares) (Available April 27, 2020)
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (Available April 27, 2020)
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (Available April 27, 2020)
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (Available April 27, 2020)
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (Available April 27, 2020)
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (Available August 17, 2020)
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 4) (Available August 17, 2020)
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Bond Fund (Class 4) (Available August 17, 2020)
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A116

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Global Growth and Income Fund (Class 4) (Available August 17, 2020)
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (Available August 17, 2020)
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (Available August 17, 2020)
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (Available August 17, 2020)
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (Available August 17, 2020)
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (Available August 17, 2020)
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A117

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Capital Appreciation V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The
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Note 7:    Financial Highlights (Continued)
recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.
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Note 8:    Charges and Expenses (Continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

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Note 8:    Charges and Expenses (Continued)

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	AST Bond Portfolio 2020 (3)
Prudential Diversified Bond Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Bond Portfolio 2021 (1)
Prudential Value Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Prudential High Yield Bond Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Prudential Stock Index Portfolio (1)	AST Bond Portfolio 2022 (1)
Prudential Global Portfolio (1)	AST Quantitative Modeling Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
T. Rowe Price International Stock Portfolio (1)	AST Prudential Core Bond Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2023 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST MFS Growth Allocation Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST MFS Large-Cap Value Portfolio (1)
MFS® Research Series (Initial Class) (1)	AST Bond Portfolio 2024 (1)
MFS® Growth Series (Initial Class) (1)	AST AQR Emerging Markets Equity Portfolio (4)
American Century VP Value Fund (Class I) (1)	AST ClearBridge Dividend Growth Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Multi-Sector Fixed Income Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST AQR Large-Cap Portfolio (4)
Davis Value Portfolio (1)	AST Large-Cap Core Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Bond Portfolio 2025 (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Goldman Sachs Global Growth Allocation Portfolio (5)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (5)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Managed Equity Portfolio (5)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Managed Fixed Income Portfolio (5)
AST High Yield Portfolio (1)	AST FQ Absolute Return Currency Portfolio (4)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Jennison Global Infrastructure Portfolio (4)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (2)
AST Small-Cap Value Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AB Global Bond Portfolio (2)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Income Portfolio (2)
AST MFS Growth Portfolio (1)	AST Global Bond Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (4)
AST BlackRock Low Duration Bond Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Managed Alternatives Portfolio (5)
AST T. Rowe Price Natural Resources Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST MFS Global Equity Portfolio (1)	AST Bond Portfolio 2027 (1)
AST J.P. Morgan International Equity Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
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AST Templeton Global Bond Portfolio (2)	AST Bond Portfolio 2028 (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2029 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST American Funds Growth Allocation Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Bond Portfolio 2030 (1)
AST Balanced Asset Allocation Portfolio (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Dimensional Global Core Allocation Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Bond Portfolio 2031 (6)
AST Advanced Strategies Portfolio (1)	MFS® International Growth Portfolio (Service Shares) (7)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (7)
AST Government Money Market Portfolio (1)	MFS® Technology Portfolio (Service Shares) (7)
AST Small-Cap Growth Portfolio (1)	MFS® Mid Cap Growth Series (Service Shares) (7)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	MFS® New Discovery Series (Service Shares) (7)
AST International Value Portfolio (1)	MFS® Research Series (Service Shares) (7)
AST International Growth Portfolio (1)	MFS® Total Return Bond Series (Service Shares) (7)
AST Investment Grade Bond Portfolio (1)	MFS® Total Return Series (Service Shares) (7)
AST Western Asset Core Plus Bond Portfolio (1)	MFS® Utilities Series (Service Shares) (7)
AST Cohen & Steers Global Realty Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (8)
AST Emerging Markets Equity Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 4) (8)
AST Goldman Sachs Small-Cap Value Portfolio (1)	American Funds IS Bond Fund (Class 4) (8)
AST AllianzGI World Trends Portfolio (1)	American Funds IS Global Growth and Income Fund (Class 4) (8)
AST J.P. Morgan Global Thematic Portfolio (1)	American Funds IS Global Small Capitalization Fund (Class 4) (8)
AST Goldman Sachs Multi-Asset Portfolio (1)	American Funds IS Growth Fund (Class 4) (8)
ProFund VP Consumer Services (1)	American Funds IS Growth-Income Fund (Class 4) (8)
ProFund VP Consumer Goods (1)	American Funds IS International Fund (Class 4) (8)
ProFund VP Financials (1)	American Funds IS New World Fund® (Class 4) (8)
ProFund VP Health Care (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (8)
ProFund VP Industrials (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (8)
ProFund VP Mid-Cap Growth (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (8)
ProFund VP Mid-Cap Value (1)	BlackRock Equity Dividend V.I. Fund (Class III) (8)
ProFund VP Real Estate (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (8)
ProFund VP Small-Cap Growth (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (8)
ProFund VP Small-Cap Value (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (8)
ProFund VP Telecommunications (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (8)
ProFund VP Utilities (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (8)
ProFund VP Large-Cap Growth (1)	BlackRock Basic Value V.I. Fund (Class III) (8)
ProFund VP Large-Cap Value (1)

(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(2) Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.

(3) Statement of net assets as of December 31, 2020 (date of liquidation), statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(4) Statement of net assets as of August 14, 2020 (date of merger), statement of operations for the period January 1, 2020 to August 14, 2020 and statement of changes in net assets for the period January 1, 2020 to August 14, 2020 and for the year ended December 31, 2019.

(5) Statement of net assets as of April 24, 2020 (date of merger), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.

(6) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period January 2, 2020 (commencement of operations) to December 31, 2020.

(7) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period April 27, 2020 (commencement of operations) to December 31, 2020.

(8) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period August 17, 2020 (commencement of operations) to December 31, 2020.

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Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 7, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
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